UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-7603
                  --------------------------------------------

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

     Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Christopher P. Harvey, Esq.
                    Wilmer Cutler Pickering Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109
                         -------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (617) 248-6000
           -----------------------------------------------------------

                      Date of fiscal year end: December 31
                   ------------------------------------------

                    Date of reporting period: March 31, 2006
                     --------------------------------------

Item 1 -- Schedule of Investments.

                   Mellon Institutional Funds Master Portfolio
                    Standish Mellon Enhanced Yield Portfolio

              Schedule of Investments - March 31, 2006 (Unaudited)

Security                                                                          Rate       Maturity      Par Value        Value
------------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 102.1%
BONDS AND NOTES -  98.0%
Asset Backed - 51.6%
Advanta Business Card Master Trust 2005-C1 C1 (a)                                 5.286      8/22/2011       $ 500,000     $ 503,226
American Express Issuance Trust 2005-1 C (a)                                      5.079      8/15/2011         500,000       502,324
Asset Backed Funding Certificates 2005-WMC1 M4 (a)                                5.408      6/25/2035         500,000       501,597
Bayview Financial Acquisition Trust 2006-A 1A1                                    5.614     11/28/2045         574,754       572,588
Bear Stearns Alt-A Trust 2005-1 A1 (a)                                            5.098      1/25/2035         313,926       314,424
Centex Home Equity 2003-B AF4                                                     3.235      2/25/2032         336,903       325,231
Chase Funding Mortgage Loan Asset Backed 2003-3 2A2 (a)                           5.088      4/25/2033         360,602       361,325
Chase Manhattan Auto Owner Trust 2003-B A4                                        2.570      2/16/2010       1,000,000       977,516
Citibank Credit Card Issuance Trust 2004-A1 A1                                    2.550      1/20/2009       1,250,000     1,224,125
Citigroup Mortgage Loan Trust, Inc. 2005-OPT4 A2B (a)                             4.968      7/25/2035         355,000       354,949
Collegiate Funding Services Education Loan 2005-A A1 (a)                          4.539      9/29/2014         403,095       402,712
Countrywide Alternative Loan Trust 2005-65CB 1A5 (a)                              5.500      1/25/2036         992,764       994,140
Countrywide Alternative Loan Trust 2006-6CB 1A2 (a)                               5.150      2/28/2036       1,000,000     1,000,000
Countrywide Asset-Backed Certificates 2005-7 3AV1 (a)                             4.938     11/25/2035         240,358       240,356
Countrywide Home Loans 2004-16 1A1 (a)                                            5.218      9/25/2034         462,831       464,840
First USA Credit Card Master Trust 1997-4 A (a)                                   4.963      2/17/2010         750,000       751,819
Fremont Home Loan Trust 2006-1 M1 (a)                                             5.213      4/25/2036       1,000,000     1,000,000
Gracechurch Card Funding PLC (a)                                                  5.059      9/15/2010         500,000       499,844
Gracechurch Card Funding PLC 4 A (a)                                              4.799      6/15/2008       1,000,000     1,000,100
GS Auto Loan Trust 2004-1 A4                                                      2.650      5/16/2011         315,000       305,493
Honda Auto Receivables Owner Trust 2002-4 A4                                      2.700      3/17/2008         309,780       306,488
M & I Auto Loan Trust 2003-1 A4                                                   2.970      4/20/2009         700,000       684,235
Opteum Mortgage Acceptance Corp. 2005-5 2A1A                                      5.470     12/25/2035         482,166       480,135
Option One Mortgage Loan Trust 2004-1 (a)                                         5.108      1/25/2034          39,958        39,972
Option One Mortgage Loan Trust 2005-4 M4 (a)                                      5.418     11/25/2035         500,000       502,214
Popular ABS Mortgage Pass-Through Trust 2004-4 AF4                                4.628      9/25/2034         350,000       345,876
Residential Asset Securities Corp. 2005-EMX2 A2 (a)                               4.978      7/25/2035       1,000,000     1,000,096
Residential Asset Securities Corp. 2005-EMX4 M7 (a)                               6.068     11/25/2035         500,000       508,613
Residential Funding Mortgage Securities II 2006-HSA2 AI3                          5.550      3/25/2036         200,000       198,983
Slm Student Loan Trust 2004-9 A2 (a)                                              4.643     10/25/2012         325,495       324,773
Wachovia Auto Owner Trust 2004-B A4                                               3.440      3/21/2011         400,000       387,353
WFS Financial Owner Trust 2005-3 A2                                               4.110      6/17/2008         729,088       726,995
World Financial Network Credit Card Master Trust 2004-B A (a)                     4.849      7/15/2010       1,000,000     1,000,060
                                                                                                                          ----------
Total Asset Backed (Cost $18,864,516)                                                                                     18,802,402
                                                                                                                          ----------
Corporate -35.7%
Banking - 9.5%
Bank One Texas                                                                    6.250      2/15/2008         750,000       761,183
US Bank NA (a)                                                                    4.560      10/1/2007         700,000       700,994
Wachovia Corp. (a)                                                                4.884      7/20/2007       1,000,000     1,001,214
Wells Fargo & Co. (a)                                                             4.748      3/10/2008       1,000,000     1,000,383
                                                                                                                          ----------
                                                                                                                           3,463,774
                                                                                                                          ----------
Brokerages - 7.3%
Bear Stearns Co., Inc. (a)                                                        4.810      4/29/2008         700,000       701,391
Merrill Lynch & Co. (a)                                                           4.960      2/6/2009        1,000,000     1,002,895
Morgan Stanley                                                                    5.800      4/1/2007          935,000       939,272
                                                                                                                          ----------
                                                                                                                           2,643,558
                                                                                                                          ----------
Financial - 12.8%
Caterpillar Financial Services Corp. (a)                                          4.800      2/11/2008         750,000       751,083
CIT Group, Inc. (a)                                                               5.335      9/22/2006         900,000       901,625
Citigroup, Inc. (a)                                                               4.740      11/1/2007         750,000       750,692
Daimler Chrysler NA Holding Corp. (a)                                             5.330      3/13/2009         500,000       500,087
Genworh Financial, Inc. (a)                                                       5.060      6/15/2007       1,000,000     1,001,839
Western Corp. Federal Credit Union (a)                                            4.809      2/15/2008         750,000       750,479
                                                                                                                          ----------
                                                                                                                           4,655,805
                                                                                                                          ----------

Insurance - 4.8%
Metropolitan Life Global Funding I 144A (a)                                       4.614     10/5/2007       1,000,000     1,001,059
Principal Life, Inc. Funding (a)                                                  4.880     12/7/2007         750,000       750,398
                                                                                                                       ------------
                                                                                                                          1,751,457
                                                                                                                       ------------
Real Estate - 1.3%
HRPT Properties Trust REIT (a)                                                    5.516     3/16/2011         500,000       500,184
                                                                                                                       ------------
Total Corporate (Cost $13,036,981)                                                                                       13,014,778

Yankee Bonds - 2.5%
HBOS Treasury Services PLC 144A (a) (Cost $900,000)                               4.649     1/12/2007         900,000       901,097
                                                                                                                       ------------
U.S. Government Agency - 8.2%
Government Backed - 7.4%
FHLMC                                                                             5.000     6/15/2016         481,502       479,779
FHLMC                                                                             4.500     1/15/2019         353,208       350,227
FHLMC                                                                             5.000     1/15/2023         421,875       419,417
FHLMC                                                                             5.000     9/15/2024         822,140       816,754
FNMA                                                                              4.500     5/25/2012         526,526       521,557
FNMA                                                                              5.250     4/25/2025         103,366       102,949
                                                                                                                       ------------
Total Government Backed (Cost $2,749,308)                                                                                 2,690,683
                                                                                                                       ------------
Pass Thru Securities - 0.8%
FHLMC (Cost $332,534)                                                             5.500    10/15/2018         322,214       322,024
                                                                                                                       ------------
Total U.S. Government Agency (Cost $3,081,842)                                                                            3,012,707
                                                                                                                       ------------
TOTAL BONDS AND NOTES (Cost $35,883,339)                                                                                 35,730,984
                                                                                                                       ------------
SHORT TERM INVESTMENTS  - 4.1%
Commercial Paper - 3.6%
Ryder System, Inc. (c )                                                           4.950     4/3/2006        1,300,000     1,300,000

U.S. Government - 0.5%
FNMA Discount Note (c ) (d)                                                       4.540     6/22/2006         200,000       197,889
                                                                                                                       ------------
TOTAL SHORT-TERM INVESTMENTS (Cost $1,497,982)                                                                            1,497,889
                                                                                                                       ------------
TOTAL UNAFFILIATED INVESTMENTS (Cost $37,381,321)                                                                        37,228,873
                                                                                                                       ------------
AFFILIATED INVESTMENTS - 0.3%                                                                                 Shares
                                                                                                             --------
Dreyfus Institutional Preferred Plus Money Market (d) (e) (Cost $114,491)         4.770                       114,491       114,491
                                                                                                                       ------------

Total Investments - 102.4% (Cost $37,495,812)                                                                            37,343,364

Liabilities in Excess of Other Assets - (2.4%)                                                                             (870,565)
                                                                                                                       ------------

NET ASSETS - 100.0%                                                                                                    $ 36,472,799
                                                                                                                       ============

144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,902,156 or 5.2% of net assets. FHLMC-Federal Home Loan Mortgage Company
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
REIT - Real Estate Investment Trust
(a) Variable Rate Security; rate indicated as of 03/31/06.
(b) Rate noted is yield to maturity.
(c) Denotes all of part of security pledged as collateral.
(d) Stated rate is the seven-day yield for the fund at March 31, 2006.
(e) Affiliated institutional money market fund.

At March 31, 2006 the Fund held the following futures contracts:

                                                                                            Underlying Face Amount
Contract                                                       Position   Expiration Date        at Value (USD)      Unrealized Gain
------------------------------------------------------------------------------------------------------------------------------------
EURO BOND (2 Contracts)                                         Short       12/15/2008              475,375              $ 1,918
EURO BOND (2 Contracts)                                         Short        3/16/2009              474,325                  468
EURO BOND (2 Contracts)                                         Short        6/16/2008              478,000                1,968
EURO BOND (2 Contracts)                                         Short        9/15/2008              477,600                1,943
                                                                                                                         -------
                                                                                                                         $ 6,297
                                                                                                                         =======

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

              Schedule of Investments - March 31, 2006 (Unaudited)

Security Description                                                     Rate    Maturity    Currency     Par Value         Value
------------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 120.2%
Asset Backed - 19.0%
Accredited Mortgage Loan Trust 2005-1 A2A (a)                           4.918    4/25/2035      USD         137,368      $  137,377
Accredited Mortgage Loan Trust 2005-2 A2A (a)                           4.918    7/25/2035                  591,349         591,300
Accredited Mortgage Loan Trust 2005-3 A2 (a)                            4.918    9/25/2035                1,185,969       1,186,153
Accredited Mortgage Loan Trust 2006-1 A1 (a)                            4.881    4/25/2036                1,700,000       1,700,000
ACE Securities Corp. 2005-HE1 A2A (a)                                   4.938    2/25/2035                  263,939         263,982
American Express Credit Account Master Trust 2004-C 144A (a)            5.249    2/15/2012                2,843,928       2,850,563
Americredit Automobile Receivables Trust 2005-DA A2                     4.750    11/6/2008                1,475,000       1,472,324
Banc of America Commercial Mortgage, Inc. 2005-2 A2                     4.247    7/10/2043                1,900,000       1,864,033
Bear Stearns Asset Backed Securities, Inc. 2005-HE2 1A1 (a)             4.928    2/25/2035                  177,276         177,292
Bear Stearns Asset Backed Securities, Inc. 2005-HE3 1A1 (a)             4.898    3/25/2035                  230,531         230,561
Capital Auto Receivables Asset Trust 2004-2 D 144A                      5.820    5/15/2012                1,950,000       1,919,884
Capital One Auto Finance Trust 2005-C A2                                4.480   10/15/2008                1,400,000       1,396,562
Capital One Multi-Asset Execution Trust 2003-B2 B2                      3.500    2/17/2009                  725,000         724,376
Capital One Multi-Asset Execution Trust 2004-C1 C1                      3.400   11/16/2009                2,950,000       2,903,639
Capital One Prime Auto Receivables Trust 2006-1 A1                      4.872    3/15/2007                1,100,000       1,099,442
Centex Home Equity 2005-D AV1 (a)                                       4.928   10/25/2035                1,251,397       1,251,590
Chase Credit Card Master Trust 2004-2 C (a)                             5.299    9/15/2009                1,000,000       1,003,827
Chase Manhattan Auto Owner Trust 2005-B A2                              4.770    3/15/2008                1,500,000       1,497,235
Chec Loan Trust 2004-2 A1                                               4.988    1/25/2025                  218,421         218,434
Citibank Credit Card Issuance Trust 2001-C3 C3                          6.650    5/15/2008                2,810,000       2,814,052
Citigroup Mortgage Loan Trust, Inc. 2005-OPT3 A1A (a)                   4.908    5/25/2035                  598,497         598,588
Citigroup Mortgage Loan Trust, Inc. 2005-WF2 AF2                        4.922    8/25/2035                1,617,237       1,600,479
Citigroup Mortgage Loan Trust, Inc. 2005-WF2 AF7                        5.249    8/25/2035                1,900,000       1,831,106
Citigroup Mortgage Loan Trust, Inc. 2006-WF1 A2A                        5.701    3/1/2036                 1,100,000       1,099,086
Citigroup/Deutsche Bank Commercial Mortgage 2006-CD2 A2                 5.408    1/15/2046                  775,000         772,946
Countrywide Alternative Loan Trust 2005-J4 2A1B (a)                     4.938    7/25/2035                  663,989         663,704
Countrywide Asset-Backed Certificates 2005-2 2A1 (a)                    4.908    8/25/2035                  110,248         110,253
Credit-Based Asset Servicing and Securitization 2005-CB4 AV1 (a)        4.918    8/25/2035                  682,163         682,158
Credit-Based Asset Servicing and Securitization 2005-CB7 AF1            5.208   11/25/2035                2,147,232       2,135,837
Credit-Based Asset Servicing and Securitization 2005-CB8 AF1B           5.451   12/25/2035                1,996,179       1,987,257
Credit-Based Asset Servicing and Securitization 2006-CB1 AF1            5.457    1/25/2036                2,197,560       2,188,120
Credit-Based Asset Servicing and Securitization 2006-CB2 AF1            5.717   12/25/2036                  694,189         691,678
CS First Boston Mortgage Securities Corp. 2002-HE4                      6.940    8/25/2032                  650,000         653,682
First Franklin Mortgage Loan Asset Backed 2005-FFH3 2A1 (a)             4.948    9/25/2035                1,133,679       1,133,829
First NLC Trust 2005-3 AV2 (a)                                          5.048   12/25/2035                1,200,000       1,199,990
Ford Credit Auto Owner Trust 2005-B B                                   4.640    4/15/2010                1,350,000       1,326,555
Fremont Home Loan Trust 2005-1 2A1 (a)                                  4.918    6/25/2035                   11,670          11,668
Green Tree Financial Corp. 1994-7 M1                                    9.250    3/15/2020                  842,398         877,115
Harley-Davidson Motorcycle Trust 2001-3 B                               3.720   10/15/2009                  578,409         571,835
Home Equity Asset Trust 2005-5 2A1 (a)                                  4.928   11/25/2035                1,733,607       1,733,811
Home Equity Asset Trust 2005-8 2A1 (a)                                  4.928    2/25/2036                1,031,517       1,031,738
Honda Auto Receivables Owner Trust 2004-1 A3                            2.400    2/21/2008                1,007,399         996,992
Honda Auto Receivables Owner Trust 2005-5 A1                            4.221   11/15/2006                1,503,504       1,502,220
JP Morgan Mortgage Acquisition Corp. 2005-FRE1 A2F1                     5.375   10/25/2035                1,897,698       1,888,788
MBNA Credit Card Master Note Trust 2001-C3 C3                           6.550   12/15/2008                3,000,000       3,010,713
Merrill Lynch Mortgage Investors, Inc. 2005-WMC1 A2A (a)                4.918    9/25/2035                   51,402          51,405
MMCA Automobile Trust 2002-1 Cl B                                       5.370    1/15/2010                  241,892         241,162
Morgan Stanley ABS Capital I 2005-WMC2 A2A (a)                          4.898    2/25/2035                  166,253         166,267
Morgan Stanley ABS Capital I 2005-WMC6 A2A (a)                          4.928    7/25/2035                  740,339         740,445
Morgan Stanley Home Equity Loans 2005-2 A2A (a)                         4.908    5/25/2035                  393,216         393,108
Opteum Mortgage Acceptance Corp. 2005-1 A2 (a)                          4.958    2/25/2035                  177,411         177,393
Origen Manufactured Housing                                             5.250    2/15/2014                1,806,932       1,806,784
Origen Manufactured Housing 2005-A A1                                   4.060    7/15/2013                1,289,325       1,280,991
Ownit Mortgage Loan Asset-Backed Certification 2006-1 AF1               5.424   12/25/2036                1,852,788       1,842,611
Popular ABS Mortgage Pass - Through Trust 2005-D AF1                    5.361    1/25/2036                1,990,357       1,981,161
Residential Asset Mortgage Products, Inc.                               4.918   10/25/2035                1,699,900       1,700,184
Residential Asset Mortgage Products, Inc. 2004-RS12 AII1 (a)            4.948    6/25/2027                  560,822         560,928
Residential Asset Mortgage Products, Inc. 2005-RS2 AII1 (a)             4.928    2/25/2035                  304,907         304,981
Residential Asset Mortgage Products, Inc. 2005-RS3 AI1 (a)              4.918    3/25/2035                1,037,495       1,037,659
Residential Asset Securities Corp. 2004-KS10 AI1 (a)                    4.988   10/25/2013                  101,669         101,676
Residential Asset Securities Corp. 2005-AHL2 A1 (a)                     4.918   10/25/2035                1,479,221       1,479,468
Residential Asset Securities Corp. 2005-EMX1 AI1 (a)                    4.918    3/25/2035                  439,318         439,392
Residential Asset Securities Corp. 2005-EMX3 AI1 (a)                    4.928    9/25/2035                1,207,915       1,208,132
Residential Fuding Mortgage Securities II 2006-HSA2 AI2                 5.500    3/25/2036                  300,000         298,767
Saxon Asset Securities Trust 2005-3 A2A (a)                             4.938   11/25/2035                1,048,066       1,048,186
Soundview Home Equity Loan Trust 2005-M M3                              5.825    5/25/2035                  500,000         493,085
Specialty Underwriting & Residential Finance 2004-BC4 A2A (a)           4.968   10/25/2035                  303,406         303,438
Specialty Underwriting & Residential Finance 2005-BC1 A1A (a)           4.928   12/25/2035                  359,525         359,573
Specialty Underwriting & Residential Finance 2006-BC2 A2A (a)           4.814    2/25/2037                2,700,000       2,700,000
Structured Adjustable Rate Mortgage Loan 2005-8XS A1 (a)                4.918    4/25/2035                  267,373         267,291
Vanderbilt Mortgage Finance 1999-A 1A6                                  6.750    3/7/2029                 1,110,000       1,135,334
WFS Financial Owner Trust 2003-3 A4                                     3.250    5/20/2011                2,425,000       2,379,418
WFS Financial Owner Trust 2004-1 D                                      3.170    8/22/2011                  852,624         834,120
WFS Financial Owner Trust 2004-4 C                                      3.210    5/17/2012                1,225,182       1,197,001
WFS Financial Owner Trust 2004-4 Cl A2                                  2.500   12/17/2007                   88,342          88,235
WFS Financial Owner Trust 2005-2 B                                      4.570   11/19/2012                  675,000         663,660
                                                                                                                      -------------
Total Asset Backed (Cost $83,554,085)                                                                                    82,884,629
                                                                                                                      -------------
Collateralized Mortgage Obligations - 7.1%
GNMA 2003-48 AC                                                         2.712    2/16/2020                2,069,236       1,977,154
GNMA 2003-72 A                                                          3.206    4/16/2018                1,946,035       1,878,043
GNMA 2003-88 AC                                                         2.914    6/16/2018                1,419,396       1,355,263
GNMA 2003-96 B                                                          3.607    8/16/2018                  568,304         550,878
GNMA 2004-12A                                                           3.110    1/16/2019                1,094,656       1,041,351

GNMA 2004-25 AC                                                         3.377    1/16/2023                  829,317         792,551
GNMA 2004-43 A                                                          2.822   12/16/2019                1,263,106       1,199,949
GNMA 2004-51 A                                                          4.145    2/16/2018                1,902,538       1,850,549
GNMA 2004-57 A                                                          3.022    1/16/2019                  928,142         885,269
GNMA 2004-67 A                                                          3.648    9/16/2017                  664,025         644,663
GNMA 2004-77 A                                                          3.402    3/16/2020                  776,686         744,950
GNMA 2004-97 AB                                                         3.084    4/16/2022                1,903,226       1,812,253
GNMA 2005-32 B                                                          4.385    8/16/2030                1,365,000       1,326,450
GNMA 2005-87 A                                                          4.449    3/16/2025                1,312,266       1,277,610
GNMA 2005-9 A                                                           4.026    5/16/2022                1,704,213       1,651,795
GNMA 2005-90 A                                                          3.760    9/16/2028                1,839,230       1,757,873
GNMA 2006-5 A                                                           4.241    7/16/2029                1,696,928       1,640,539
GNMA 2006-6 A                                                           4.045   10/16/2023                  249,300         241,383
GNMA 2005-29 A                                                          4.016    7/16/2027                1,085,792       1,047,438
GNMA 2006-3 A                                                           4.212    1/16/2028                2,240,861       2,166,017
Nomura Asset Acceptance Corp. 2005-AP2 A5                               4.976    5/25/2035                  950,000         912,929
Nomura Asset Acceptance Corp. 2005-WF1 2A5                              5.159    3/25/2035                  880,000         851,891
Structured Asset Mortgage Investments, Inc. 1998-2 B                    6.072    4/30/2030                   44,299          44,091
Washington Mutual 2003-AR10 A6 (a)                                      4.067   10/25/2033                1,800,000       1,746,524
Washington Mutual 2004-AR9 A7                                           4.178    8/25/2034                1,250,000       1,202,822
Washington Mutual 2005-AR4 A4B                                          4.679    4/25/2035                  450,000         439,323
                                                                                                                      -------------
Total Collateralized Mortgage Obligations (Cost $31,936,015)                                                             31,039,558
                                                                                                                      -------------
Corporate - 33.4%
Banking - 5.5%
Chevy Chase Bank FSB                                                    6.875    12/1/2013                1,370,000       1,404,250
City National Corp.                                                     5.125    2/15/2013                  640,000         624,337
Colonial Bank NA                                                        8.000    3/15/2009                  325,000         339,142
Colonial Bank NA                                                        6.375    12/1/2015                1,100,000       1,104,453
JPMorgan Chase & Co. (b)                                                5.125    9/15/2014                1,600,000       1,537,918
Manuf & Traders Trust Co. 144A (a)                                      5.585   12/28/2020                  625,000         610,428
MBNA Corp.                                                              6.125    3/1/2013                 1,575,000       1,627,252
MUFG Capital Financial 1 Ltd. (a)                                       6.346    3/15/2049                  675,000         664,226
Provident Capital Trust I                                               8.600    12/1/2026                  590,000         622,542
Rabobank Capital Funding Trust III 144A                                 5.254   10/15/2049                1,450,000       1,370,418
Regions Financial Corp. (a)                                             4.795    8/8/2008                 1,675,000       1,675,347
Socgen Real Estate LLC 144A Step up                                     7.640   12/29/2049                1,405,000       1,444,995
Sovereign Bancorp. 144A                                                 4.800    9/1/2010                 1,150,000       1,110,722
US Bank NA (a)                                                          4.538    9/29/2006                2,625,000       2,625,399
USB Capital IX (a) (b)                                                  6.189    4/1/2049                   950,000         941,624
Wachovia Bank NA                                                        5.000    8/15/2015                1,130,000       1,072,068
Washington Mutual, Inc.                                                 4.625    4/1/2014                 2,190,000       2,002,361
Wells Fargo & Co. (b)                                                   6.375    8/1/2011                   850,000         886,316
Western Financial Bank FSB                                              9.625    5/15/2012                  600,000         673,500
Zions Bancorporation                                                    6.000    9/15/2015                1,145,000       1,158,770
                                                                                                                      -------------
                                                                                                                         23,496,068
                                                                                                                      -------------
Basic Materials - 2.1%
Cabot Corp. 144A                                                        5.250    9/1/2013                   900,000         854,686
Georgia-Pacific Corp.                                                   8.000    1/15/2024                  980,000         988,575
ICI Wilmington, Inc.                                                    4.375    12/1/2008                  335,000         322,985
International Flavors & Fragrances, Inc.                                6.450    5/15/2006                  950,000         951,048
Lubrizol Corp.                                                          4.625    10/1/2009                  930,000         901,044
Lubrizol Corp.                                                          6.500    10/1/2034                1,400,000       1,382,108
RPM International, Inc.                                                 6.250   12/15/2013                1,145,000       1,134,358
RPM International, Inc.                                                 4.450   10/15/2009                  645,000         615,196
Temple-Inland                                                           6.625    1/15/2018                  875,000         893,204
Westvaco Corp.                                                          7.950    2/15/2031                  525,000         565,076
Weyerhaeuser Co.                                                        7.375    3/15/2032                  530,000         565,944
                                                                                                                      -------------
                                                                                                                          9,174,224
                                                                                                                      -------------
Communications - 1.9%
Comcast Corp. (b)                                                       5.500    3/15/2011                  325,000         321,451
New Cingular Wireless Services, Inc.                                    8.750    3/1/2031                   430,000         544,616
News America Holdings Inc.                                              7.700   10/30/2025                1,000,000       1,079,402
SBC Communications, Inc.                                                5.625    6/15/2016                  710,000         690,792
Sprint Capital Corp.                                                    8.750    3/15/2032                1,720,000       2,150,442
TCI Communications, Inc.                                                7.875    2/15/2026                  825,000         904,536
Time Warner, Inc.                                                       6.750    4/15/2011                1,100,000       1,140,820
Univision Communications, Inc.                                          7.850    7/15/2011                  917,000         961,729
Verizon Global Funding Corp. (b)                                        5.850    9/15/2035                  735,000         659,254
                                                                                                                      -------------
                                                                                                                          8,453,042
                                                                                                                      -------------
Consumer Cyclical - 1.7%
Caesars Entertainment, Inc.                                             8.500   11/15/2006                  520,000         528,584
Caesars Entertainment, Inc.                                             8.875    9/15/2008                  900,000         963,000
Crown Americas Inc. 144A                                                7.625   11/15/2013                  720,000         745,200
Crown Americas Inc. 144A                                                7.750   11/15/2015                  410,000         425,375
DaimlerChrysler NA Holding Corp.                                        8.500    1/18/2031                  325,000         380,212
DaimlerChrysler NA Holding Corp.                                        4.875    6/15/2010                  380,000         366,226
Darden Restaurants                                                      6.000    8/15/2035                  650,000         580,441
Heinz (H.J.) Co. 144A                                                   6.428    12/1/2008                  525,000         534,277
May Dept Stores Services                                                6.650    7/15/2024                1,145,000       1,161,838
Mohegan Tribal Gaming Authority                                         8.000    4/1/2012                   840,000         879,900
Station Casinos, Inc. (b)                                               6.000    4/1/2012                   850,000         838,313
                                                                                                                      -------------
                                                                                                                          7,403,366
                                                                                                                      -------------
Consumer Noncyclical - 1.6%
Altria Group, Inc.                                                      7.000    11/4/2013                  900,000         967,601
Aramark Services, Inc.                                                  7.000    7/15/2006                2,290,000       2,299,666
RR Donnelley & Sons Co.                                                 4.950    4/1/2014                 1,710,000       1,568,816
Safeway, Inc.                                                           7.250    2/1/2031                   830,000         879,534

Stater Brothers Holdings (b)                                            8.125    6/15/2012                  865,000         863,919
Wyeth                                                                   5.500    2/1/2014                   555,000         547,625
                                                                                                                      -------------
                                                                                                                          7,127,161
                                                                                                                      -------------
Energy - 1.0%
Amerada Hess Corp.                                                      6.650    8/15/2011                1,085,000       1,134,806
Southern Natural Gas Co.                                                6.700    10/1/2007                1,910,000       1,919,013
XTO Energy, Inc.                                                        7.500    4/15/2012                1,220,000       1,331,945
                                                                                                                      -------------
                                                                                                                          4,385,764
                                                                                                                      -------------
Financial - 9.4%
Aegon NV                                                                5.750   12/15/2020                1,205,000       1,183,643
American International Group, Inc. 144A (a)                             5.050    10/1/2015                  595,000         567,346
Archstone-Smith Operating Trust                                         5.000    8/15/2007                  850,000         845,393
Archstone-Smith Operating Trust REIT                                    5.250    5/1/2015                   200,000         192,245
Arden Realty LP REIT                                                    5.200    9/1/2011                   780,000         774,738
Bear Stearns Cos., Inc.                                                 4.500   10/28/2010                  905,000         870,217
Boeing Capital Corp.                                                    7.375    9/27/2010                1,055,000       1,136,461
Boston Properties LP                                                    5.625    4/15/2015                  675,000         663,355
Brandywine Operation Partners (a)                                       5.415    4/1/2009                   800,000         799,718
CIT Group, Inc.                                                         4.750    8/15/2008                  985,000         972,153
Commercial Net Lease Realtor REIT                                       6.150   12/15/2015                  475,000         468,470
Countrywide Home Loans, Inc.                                            4.000    3/22/2011                  604,000         561,147
Credit Suisse FB USA, Inc. (b)                                          5.125    8/15/2015                1,000,000         956,827
Duke Really LP                                                          5.875    8/15/2012                1,150,000       1,161,947
Duke Realty LP                                                          3.500    11/1/2007                1,100,000       1,069,805
Duke Realty LP                                                          7.750   11/15/2009                  915,000         977,982
Duke Realty LP                                                          6.950    3/15/2011                   25,000          26,370
EOP Operating LP (b)                                                    7.000    7/15/2011                1,100,000       1,157,389
Erac USA Finance Co. 144A                                               7.950   12/15/2009                1,000,000       1,076,992
ERP Operating LP (b)                                                    6.625    3/15/2012                  200,000         210,361
ERP Operating LP                                                        5.125    3/15/2016                  735,000         697,220
ERP Operating LP REIT                                                   5.375    8/1/2016                   365,000         352,646
Federal Realty Investment Trust REIT                                    5.650    6/1/2016                   750,000         734,261
Glencore Funding LLC 144A                                               6.000    4/15/2014                1,320,000       1,256,636
Goldman Sachs Group, Inc.                                               4.500    6/15/2010                1,145,000       1,103,442
Healthcare Realty Trust, Inc.                                           8.125    5/1/2011                   540,000         589,485
HRPT Properties Trust REIT (a)                                          5.517    3/16/2011                1,100,000       1,100,404
HSBC Financial Capital Trust IX (a)                                     5.911   11/30/2035                3,435,000       3,370,195
Jefferies Group, Inc.                                                   7.750    3/15/2012                1,920,000       2,093,165
John Deere Capital Corp.                                                4.400    7/15/2009                  665,000         645,556
Lehman Brothers E-Capital Trust I 144A                                  5.550    8/19/2065                  250,000         250,685
Lehman Brothers Holdings (b)                                            5.500    4/4/2016                   425,000         416,649
Leucadia National Corp.                                                 7.000    8/15/2013                1,160,000       1,162,900
Mack-Cali Realty LP REIT                                                5.050    4/15/2010                  350,000         340,196
Mack-Cali Realty LP REIT                                                5.250    1/15/2012                  800,000         777,534
Mack-Cali Realty LP REIT                                                5.125    1/15/2015                  550,000         518,552
Mack-Cali Realty LP REIT                                                5.800    1/15/2016                  645,000         629,833
MassMutual Global Funding II 144A                                       3.800    4/15/2009                  650,000         623,104
Mizuho JGB Investment 144A (a)                                          9.870    8/30/2049                  975,000       1,058,537
Morgan Stanley                                                          4.830    2/9/2009                 1,050,000       1,050,846
Morgan Stanley (b)                                                      4.750    4/1/2014                 1,350,000       1,259,541
Nuveen Investments, Inc.                                                5.000    9/15/2010                  600,000         579,571
Phoenix Cos, Inc.                                                       6.675    2/16/2008                  445,000         446,168
Regency Centers LP                                                      5.250    8/1/2015                   300,000         285,729
Residential Capital Corp.                                               6.125   11/21/2008                  850,000         851,363
Residential Capital Corp.                                               6.375    6/30/2010                1,990,000       2,004,766
Resona Bank Ltd. 144a                                                   5.850    1/10/2049                1,015,000         984,884
                                                                                                                      -------------
                                                                                                                         40,856,427
                                                                                                                      -------------
Health Care - 0.6%
HCA, Inc.                                                               6.950    5/1/2012                 1,120,000       1,130,819
Unitedhealth Group, Inc.                                                5.375    3/15/2016                1,145,000       1,119,495
Wellpoint, Inc.                                                         5.000    1/15/2011                  575,000         562,067
                                                                                                                      -------------
                                                                                                                          2,812,381
                                                                                                                      -------------
Industrial - 3.6%
American Standard, Inc.                                                 7.375    2/1/2008                   500,000         514,477
American Standard, Inc.                                                 7.625    2/15/2010                1,000,000       1,055,511
Enterprise Products Operations                                          5.600   10/15/2014                1,860,000       1,803,629
ICI Wilmington, Inc.                                                    7.050    9/15/2007                  325,000         330,611
ICI Wilmington, Inc.                                                    5.625    12/1/2013                1,365,000       1,321,372
ILFC E-Capital Trust I 144A (a)                                         5.900   12/21/2065                  360,000         349,386
ILFC E-Capital Trust II 144A (a)                                        6.250   12/21/2065                  610,000         584,604
Johnson Controls, Inc.                                                  5.250    1/15/2011                  225,000         221,258
L-3 Communications Corp.                                                7.625    6/15/2012                1,450,000       1,497,125
L-3 Communications Corp.                                                6.375   10/15/2015                  240,000         236,400
Mohawk Industries, Inc.                                                 5.750    1/15/2011                  895,000         887,196
Northrop Grumman Corp.                                                  7.125    2/15/2011                  545,000         580,347
Raytheon Co.                                                            5.500   11/15/2012                  380,000         378,148
Raytheon Co.                                                            6.750    8/15/2007                  248,000         251,882
Sealed Air Corp. 144A                                                   5.625    7/15/2013                  570,000         553,987
Southern Peru Copper Corp.                                              7.500    7/27/2035                  590,000         574,114
Teva Pharmaceutical Finance LLC                                         6.150    2/1/2036                   755,000         711,608
Tyson Foods, Inc.                                                       6.600    4/1/2016                   600,000         592,627
Verizon Communications (a)                                              4.879    8/15/2007                  745,000         744,924
Waste Management, Inc.                                                  6.875    5/15/2009                1,220,000       1,268,516
Waste Management, Inc.                                                  7.375    8/1/2010                   275,000         293,370
Waste Management, Inc.                                                  7.000    7/15/2028                  900,000         963,518
Waste Management, Inc.                                                  7.375    5/15/2029                   35,000          39,268
                                                                                                                      -------------
                                                                                                                         15,753,878
                                                                                                                      -------------

Services - 1.6%
ACE Capital Trust II                                                    9.700    4/1/2030                   405,000         539,296
AON Corp. (b)                                                           8.205    1/1/2027                   650,000         744,130
Coventry Health Care,Inc.                                               5.875    1/15/2012                1,145,000       1,133,550
CVS Corp.                                                               4.000    9/15/2009                  360,000         343,414
Harrahs Operating Co., Inc.                                             8.000    2/1/2011                   825,000         895,253
Medco Health Solutions Inc.                                             7.250    8/15/2013                  310,000         333,781
Metlife, Inc.                                                           5.000    6/15/2015                2,150,000       2,046,226
MGM Mirage, Inc.                                                        6.000    10/1/2009                  410,000         403,850
Nextel Communications, Inc.                                             5.950    3/15/2014                  565,000         559,364
                                                                                                                      -------------
                                                                                                                          6,998,864
                                                                                                                      -------------
Transportation - 1.0%
CSX Corp.                                                               6.250   10/15/2008                  865,000         883,366
Fedex Corp.                                                             2.650    4/1/2007                 1,090,000       1,059,594
Norfolk Southern Corp.                                                  6.750    2/15/2011                  325,000         342,978
Ryder System, Inc.                                                      5.000    6/15/2012                  720,000         681,549
Union Pacific Corp.                                                     3.875    2/15/2009                1,400,000       1,346,521
                                                                                                                      -------------
                                                                                                                          4,314,008
                                                                                                                      -------------
Technology & Electronics - 0.2%
Freescale Semiconductor, Inc. (b)                                       6.875    7/15/2011                  335,000         342,538
Quest Diagnostics, Inc.                                                 5.125    11/1/2010                  450,000         441,462
                                                                                                                      -------------
                                                                                                                            784,000
                                                                                                                      -------------
Utilities - 3.2%
Appalachian Power Co.                                                   5.950    5/15/2033                  450,000         423,947
Assurant, Inc.                                                          6.750    2/15/2034                  600,000         622,289
Consumers Energy Co.                                                    5.375    4/15/2013                  995,000         970,743
Dominion Resources, Inc.                                                7.195    9/15/2014                1,090,000       1,173,614
Dominion Resources, Inc. (a)                                            5.265    9/28/2007                1,140,000       1,140,977
FirstEnergy Corp. (b)                                                   6.450   11/15/2011                  650,000         672,578
FPL Energy National Wind 144A                                           5.608    3/10/2024                  218,587         209,949
Mirant North America LLC 144A                                           7.375   12/31/2013                  510,000         520,200
Nevada Power Co.                                                        5.875    1/15/2015                  275,000         269,862
Nevada Power Co. 144A                                                   5.950    3/15/2016                  365,000         359,294
Niagara Mohawk Power Corp.                                              7.750    10/1/2008                1,000,000       1,051,072
Nisource Finance Corp.                                                  5.250    9/15/2017                  800,000         750,806
Nisource Finance Corp. (a)                                              5.344   11/23/2009                  500,000         501,612
Oneok, Inc.                                                             5.200    6/15/2015                  475,000         451,555
Pacific Gas & Electric Co.                                              3.600    3/1/2009                   550,000         523,047
Pemex Project Funding Master Trust 144A                                 5.750   12/15/2015                  845,000         809,088
Pepco Holdings, Inc.                                                    5.500    8/15/2007                  850,000         850,091
Public Service Co. of Colorado                                          4.375    10/1/2008                  930,000         910,075
Republic Services, Inc.                                                 6.086    3/15/2035                1,450,000       1,408,858
Windsor Financing LLC 144A                                              5.881    7/15/2017                  280,000         278,228
                                                                                                                      -------------
                                                                                                                         13,897,885
                                                                                                                      -------------
Total Corporate (Cost $148,360,527)                                                                                     145,457,068
                                                                                                                      -------------
Municipal Bonds - 0.7%
Erie County NY Tob Asset Securitization Corp.                           6.000    6/1/2028                   980,000         959,861
Sacramento County California Pension Funding                            0.000    7/10/2030                1,675,000       1,652,237
Tobacco Settlement Authority Iowa                                       6.500    6/1/2023                   475,000         476,259
                                                                                                                      -------------
Total Municipal Bonds (Cost $3,001,972)                                                                                   3,088,357
                                                                                                                      -------------
Sovereign Bonds - 1.6%
Argentina Bonos (a)                                                     1.162    8/3/2012                 1,485,000       1,216,215
Banco Nacional de Desenvolvimento Economico e Social (a)                6.974    6/16/2008                1,325,000       1,285,250
Republic of El Salvador 144A                                            8.500    7/25/2011                  870,000         965,700
Republic of Peru                                                        8.375    5/3/2016                   450,000         487,125
Republic of Peru                                                        7.350    7/21/2025                  100,000          98,250
Republic of South Africa                                                9.125    5/19/2009                1,485,000       1,627,931
United Mexican States (b)                                               6.625    3/3/2015                 1,055,000       1,101,948
                                                                                                                      -------------
Total Sovereign Bonds (Cost $6,787,163)                                                                                   6,782,419
                                                                                                                      -------------
Yankee Bonds - 4.0%
Amvescap PLC                                                            5.375    2/27/2013                1,090,000       1,051,740
British Sky Broadcasting PLC                                            6.875    2/23/2009                  115,000         119,015
British Sky Broadcasting PLC                                            8.200    7/15/2009                1,055,000       1,134,136
Chuo Mitsui Trust & Banking Co. Ltd. 144A (a)                           5.506    2/15/2049                1,235,000       1,172,111
Deutsche Telekom International Finance BV                               8.250    6/15/2030                1,320,000       1,579,025
Export-Import Bank of Korea                                             4.500    8/12/2009                  895,000         869,314
Falconbridge Ltd.                                                       5.375    6/1/2015                   100,000          93,616
Falconbridge Ltd.                                                       6.000   10/15/2015                  480,000         469,722
ING Groep NV (a)                                                        5.775   11/30/2049                  860,000         836,550
Ispat Inland Ulc                                                        9.750    4/1/2014                   114,000         128,963
Nippon Life Insurance 144A                                              4.875    8/9/2010                 1,000,000         969,093
Northern Rock PLC 144A                                                  5.600    4/30/2014                  640,000         623,704
Royal KPN NV                                                            8.375    10/1/2030                1,815,000       1,997,928
Sappi Papier Holding AG 144A                                            6.750    6/15/2012                  471,000         448,056
Shinsei Finance Cayman Ltd 144A                                         6.418    7/20/2048                  680,000         669,295
Simon Property Group LP                                                 4.875    8/15/2010                  795,000         773,925
St George Funding Co. 144A                                              8.485    6/30/2017                  445,000         466,938
St. George Bank Ltd. 144A                                               5.300   10/15/2015                  890,000         860,915
Sumitomo Mitsui Banking 144A (a)                                        5.625    7/15/2049                  675,000         654,803
Teck Cominco Ltd.                                                       7.000    9/15/2012                1,465,000       1,555,761
Telecom Italia Capital SA                                               4.875    10/1/2010                1,000,000         962,899
                                                                                                                      -------------
Total Yankee Bonds (Cost $17,988,017)                                                                                    17,437,509
                                                                                                                      -------------

Pass Thru Securities - 34.4%
Non-Agency Pass Thru Securities - 5.8%
Bayview Commercial Asset Trust 2003-1 A (a)                             5.398    8/25/2033                  615,611         619,217
Bayview Commercial Asset Trust 2003-2 A (a)                             5.398   12/25/2033                  737,565         739,870
Bayview Commercial Asset Trust 2004-1 A (a)                             5.178    4/25/2034                  712,689         714,025
Bayview Commercial Asset Trust 2005-3A B3 144A (a)                      7.818   11/25/2035                  293,114         299,939
Bayview Commercial Asset Trust 2005-4A B3 144A (a)                      8.318    1/25/2036                  247,478         247,478
Bayview Commercial Asset Trust 2006-1A B2 (a)                           6.518    3/25/2036                  274,031         274,374
Bayview Commercial Asset Trust 2006-SP1 A1                              5.050    4/25/2036                  300,000         300,094
Bear Stearns Commercial Mortgage Securities 2003-T12 A3                 4.240    8/13/2039                1,890,000       1,800,831
Calwest Industrial Trust 2002-CALW A 144A                               6.127    2/15/2017                2,120,000       2,193,677
Capco America Securitization Corp. 1998-D7 A1B                          6.260   10/15/2030                1,155,000       1,177,464
Crown Castle Towers LLC, 2005-1A D 144A                                 5.612    6/15/2035                  540,000         525,319
DLJ Commercial Mortgage Corp. 1998-CF2 B1                               7.042   11/12/2031                2,350,000       2,450,540
First Chicago/Lennar Trust 1997-CHL1 D 144A (a)                         7.700    4/29/2039                2,569,801       2,569,801
Global Signal Trust 2006-1 D                                            6.052    2/15/2036                  780,000         776,057
Global Signal Trust 2006-1 E                                            6.495    2/15/2036                  395,000         393,833
Impac Secured Assets Corp. 2006-1 2A1                                   5.171    1/25/2036                  675,000         675,000
JP Morgan Chase Commerical Mortgage Security Co. 2005-LDP5 A2           5.198   12/15/2044                1,585,000       1,571,396
Mach One Trust 2004-1A A1 144A                                          3.890    5/28/2040                1,067,872       1,040,313
Merrill Lynch Mortgage Trust, Inc. 2005-CIP1 A2                         4.960    7/12/2038                1,065,000       1,045,643
Merrill Lynch Mortgage Trust, Inc. 2005-CKI1 A2                         5.224   11/12/2037                  375,000         372,894
Morgan Stanley Capital I 2006-T21 A2                                    5.090   10/12/2052                1,325,000       1,306,002
Washington Mutual Asset Securities Corp. 2003-C1A A                     3.830    1/25/2035                4,616,934       4,413,016
                                                                                                                      -------------
                                                                                                                         25,506,783
                                                                                                                      -------------
Agency Pass Thru Securities - 28.6%
FHLMC Gold                                                              4.000    10/1/2009                  546,414         529,940
FHLMC Gold                                                              3.500    9/1/2010                   436,318         412,527
FHLMC Gold                                                              7.000    11/1/2031                  164,763         169,786
FHLMC Gold                                                              7.000    11/1/2031                  161,062         165,972
FHLMC Gold                                                              5.500    1/1/2034                   890,076         870,363
FHLMC Gold                                                              5.500    3/1/2034                   315,531         308,542
FNMA                                                                    4.000    5/1/2010                 2,003,207       1,924,864
FNMA                                                                    3.640    6/1/2010                 2,665,000       2,476,360
FNMA                                                                    3.530    7/1/2010                 1,171,735       1,090,670
FNMA                                                                    5.139   12/25/2011                  894,846         892,392
FNMA                                                                    8.500    6/1/2012                    23,897          24,507
FNMA                                                                    5.000    1/1/2019                   404,780         394,985
FNMA                                                                    5.500    11/1/2024                1,618,257       1,594,094
FNMA                                                                    5.500    1/1/2025                 4,274,670       4,210,844
FNMA                                                                    7.500    11/1/2029                      860             899
FNMA                                                                    5.500    1/1/2034                   822,837         804,792
FNMA                                                                    5.500    1/1/2034                 1,920,030       1,877,922
FNMA (TBA) (d)                                                          4.500    4/1/2021                21,325,000      20,385,378
FNMA (TBA) (d)                                                          5.000    4/1/2021                17,800,000      17,349,446
FNMA (TBA) (d)                                                          5.000    4/1/2036                33,120,000      31,526,100
FNMA (TBA) (d)                                                          5.500    4/1/2021                 3,725,000       3,701,719
FNMA (TBA) (d)                                                          5.500    4/1/2036                32,375,000      31,595,993
FNMA (TBA) (d)                                                          6.000    4/1/2036                 2,250,000       2,249,298
GNMA                                                                    9.000    2/15/2021                   19,204          20,760
                                                                                                                      -------------
                                                                                                                        124,578,153
                                                                                                                      -------------
Total Pass Thru Securities (Cost $151,901,839)                                                                          150,084,936
                                                                                                                      -------------
U.S. Treasury Obligations - 19.7%
U.S. Treasury Bond                                                      4.500    2/15/2036                9,310,000       8,735,381
U.S. Treasury Bond (b)                                                  5.250   11/15/2028                4,960,000       5,092,913
U.S. Treasury Bond (b)                                                  6.250    5/15/2030                1,170,000       1,367,346
U.S. Treasury Note                                                      4.500    2/28/2011                  970,000         955,867
U.S. Treasury Note                                                      4.750    3/31/2011               15,370,000      15,326,780
U.S. Treasury Note                                                      4.250    2/15/2016               13,830,000      13,450,754
U.S. Treasury Note (b)                                                  3.625    4/30/2007               29,500,000      29,117,415
U.S. Treasury Note (b)                                                  4.375   12/31/2007                6,785,000       6,730,930
U.S. Treasury Note (b)                                                  4.750    5/15/2014                5,004,000       4,960,215
                                                                                                                      -------------
Total U.S. Treasury Obligations (Cost $86,490,287)                                                                       85,737,601
                                                                                                                      -------------
Foreign Denominated - 0.3%
Mexico - 0.3%
Mexican Fixed Rate Bonds (Cost $1,124,045)                              9.000   12/22/2011      MXN      12,200,000       1,152,200
                                                                                                                      -------------
TOTAL BONDS AND NOTES (COST $531,143,950)                                                                               523,664,277
                                                                                                                      -------------
Convertible Preferred Stocks - 0.6%                                                                       Shares
PURCHASED OPTIONS- 0.0%                                                                                -------------
Equity Office Properties Trust CVT Pfd REIT (Cost $2,513,200)           2.625    1/1/2001                    50,600       2,567,950
                                                                                                                      -------------
                                                                                                       Contract Size
PURCHASED OPTIONS- 0.0%                                                                                -------------
EUR/USD Put, Strike Price 3.5625, 1/26/2007                                                               4,065,000          74,271
June 06 5 Year Futures Put, Strike Price 104.5, 5/26/2006                                                        86          44,344
CDX EM 4 Option Call, 10.0%, Strike Price 1.032, 5/22/2006                                                2,440,000          15,128
CDX EM 4 Option Call, 10.0%, Strike Price 1.032, 5/22/2006                                                2,160,000           8,640
U.S. Treasury Note Call, 4.5%, Strike Price 101.073, 9/19/2006                                           18,100,000          18,383
                                                                                                                      -------------
TOTAL PURCHASED OPTIONS (Cost $154,806)                                                                                     160,766
                                                                                                                      -------------

SHORT TERM INVESTMENTS - 0.0%
U.S. Government Agency - 0.0%                                                                            Par Value
PURCHASED OPTIONS- 0.0%                                                                                -------------
FNMA Discount Note  (e)                                                 4.670    6/7/2006       USD         125,000         123,928
                                                                                                                      -------------
U.S. Treasury Bill - 11.2%
U.S. Treasury Bill  (b) (e)                                             4.590    4/13/2006                1,630,000       1,627,607
U.S. Treasury Bill  (e) (f)                                             4.400    4/20/2006               16,500,000      16,464,657
U.S. Treasury Bill  (b) (e)                                             4.270    4/27/2006               30,605,000      30,503,432
                                                                                                                      -------------
                                                                                                                         48,595,696
                                                                                                                      -------------
TOTAL SHORT TERM INVESTMENTS (COST $48,717,770)                                                                          48,719,624
                                                                                                                      -------------

INVESTMENT OF CASH COLLATERAL - 25.1%                                                                     Shares
PURCHASED OPTIONS- 0.0%                                                                                -------------
BlackRock Cash Strategies L.L.C (g) (Cost $109,202,711)                 4.701                           109,202,711     109,202,711
                                                                                                                      -------------
TOTAL INVESTMENTS - 157.1% (Cost $691,732,437)                                                                          684,315,328
                                                                                                                      -------------

LIABILITIES IN EXCESS OF OTHER ASSETS - (57.1%)                                                                        (248,647,458)
                                                                                                                      -------------

NET ASSETS - 100%                                                                                                     $ 435,667,870
                                                                                                                      =============

144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $35,056,435 or 8.0% of net assets. FHLMC-Federal Home Loan Mortgage Company
FNMA-Federal National Mortgage Association
GNMA-Government National Mortgage Association
REIT-Real Estate Investment Trust
TBA-To Be Announced
MXN-Mexican Peso
(a) Variable Rate Security; rate indicated as of March 31, 2006.
(b) Security, or a portion of thereof, was on loan at March 31, 2006.
(c) Zero coupon security.
(d) Delayed delivery security.
(e) Rate noted is yield to maturity
(f) Denotes all of part of security pledged as collateral.
(g) Stated rate is the seven-day yield for the fund at March 31, 2006.

At March 31, 2006 the Portfolio held the following futures contracts:

                                                                                          Expiration   Underlying Face   Unrealized
Contract                                                                       Position      Date      Amount at Value   Gain/(Loss)
------------------------------------------------------------------------------------------------------------------------------------
U.S. 10 Year Treasury Note (222 Contracts)                                       Short    6/21/2006     $ 23,708,438      $  89,197
U.S. 2 Year Treasury Note (63 Contracts)                                         Long     6/30/2006        4,694,875        (19,394)
U.S. 5 Year Treasury Note (195 Contracts)                                        Long     6/30/2006       15,964,828       (127,067)
U.S. Long Bond CBT (67 Contracts)                                                Short    6/21/2006        7,561,578        247,952
                                                                                                                          ---------
                                                                                                                          $ 190,688
                                                                                                                          =========

At March 31, 2006, the Portfolio held the following open swap agreements:
Credit Default Swaps

                                                                                                                        Unrealized
                                                                Buy/Sell    (Pay)/Receive  Expiration     Notional     Appreciation/
Counterparty                   Reference Entity                Protection     Fixed Rate       Date        Amount     (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Bear Stearns      Bellsouth Corp., 6.00% due 10/15/2011            Buy           (.62%)     3/20/2016   $ 1,410,000      $  (11,708)
Citigroup         CenturyTel, Inc. 7.875% due 8/15/2012            Buy          (1.160%)    9/20/2015       853,000         (11,205)
Citigroup         CenturyTel, Inc. 7.875% due 8/15/2012            Buy          (1.190%)    9/20/2015     1,920,000         (29,355)
Citigroup         Dow Jones CDX.NA.IG.4 7% and 10% tranche         Buy          (0.705%)    6/20/2010     3,277,000         (79,299)
Citigroup         Dow Jones CDX.NA.IG.4 7% and 10% tranche         Buy          (0.685%)    6/20/2010       470,000         (11,015)
Deutsche Bank     Koninkijke KPN N.V., 8.00% due 10/01/2010        Buy          (0.850%)    12/20/2010    2,310,000          (3,514)
Deutsche Bank     Telefonica, S.A., 5.125% due 02/14/2013          Sell          0.54%      3/20/2011     2,820,000          10,651
Deutsche Bank     Bellsouth Corp., 6.00% due 10/15/2011            Buy           (.62%)     3/20/2016       910,000          (7,556)
JPMorgan          Koninklijke KPN N.V., 8.00% due 10/01/2010       Buy          (0.86%)     12/20/2010    3,460,000          (6,685)
JPMorgan          Telefonica, S.A., 5.125% due 02/14/2013          Sell          0.52%      3/20/2011     1,820,000           5,288
Morgan Stanley    CenturyTel, Inc. 7.875% due 8/15/2012            Buy          (1.150%)    9/20/2015       247,000          (3,067)
Morgan Stanley    Dow Jones CDX.NA.IG.4 7% and 10% tranche         Buy          (0.685%)    6/20/2010       470,000         (10,044)
                                                                                                                         ----------
                                                                                                                         $ (157,509)
                                                                                                                         ==========

Interest Rate Swaps

                                                                                                                        Unrealized
                                                                        Pay/Receive                       Notional     Appreciation/
Counterparty                      Floating Rate Index   Floating Rate   Fixed Rate    Expiration Date      Amount     (Depreciation)
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch                     USD - LIBOR -  BBA         Pay          4.1725%         5/13/2008     $ 9,140,000     $(192,222)
Merrill Lynch                     USD - LIBOR -  BBA       Receive        4.6425%         5/13/2008       9,140,000       457,300
                                                                                                                        ---------
                                                                                                                        $ 265,078
                                                                                                                        =========

The Fund held the following written option contracts at March  31, 2006:

Written Put Options                                                 Strike Price   Expiration Date   Contracts    Premium     Value
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Note 4.50% Put                                           97.656         4/17/2006          1       $ 23,577   $ 64,301
U.S. Treasury Note 4.50% Put                                           96.164         9/19/2006          1         18,388     26,160
June 06, 5 year Futures Put                                           104.000         5/26/2006          1         26,875     26,875
                                                                                                     -------------------------------
                                                                                                         3       $ 68,840   $117,336
                                                                                                     ===============================

Written Call Options                                                Strike Price   Expiration Date   Contracts    Premium     Value
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Note 4.50% Call                                         101.656         4/17/2006          1       $ 13,575   $  1,429
CDX EM 4 Option Call, 10.0%, Strike Price 1.032, 5/22/2006             1.0390         5/22/2006          1         15,128     16,592
CDX EM 4 Option Call, 10.0%, Strike Price 1.032, 5/22/2006             1.0395         5/22/2006          1         13,824      7,776
                                                                                                     -------------------------------
                                                                                                         3       $ 42,527   $ 25,797
                                                                                                     ===============================

                   Mellon Institutional Funds Master Portfolio
                  Standish Mellon Global Fixed Income Portfolio

              Schedule of Investments - March 31, 2006 (Unaudited)

Security Description                                                   Rate     Maturity    Currency        Par Value     Value
-----------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 106.3%
BONDS AND NOTES - 92.0%
Collateralized Mortgage Obligation - 1.0%
Crown Castle Towers LLC, 2005-1A D 144A                                5.612   6/15/2035      USD            320,000   $    311,300
Global Signal Trust 2006-1 C                                           5.707   2/15/2036                     150,000        148,800
Global Signal Trust 2006-1 E                                           6.495   2/15/2036                     150,000        149,557
Global Signal Trust 2006-1 F                                           7.036   2/15/2036                      80,000         79,197
                                                                                                                       ------------
Total Collateralized Mortgage Obligation (Cost $700,000)                                                                    688,854
                                                                                                                       ------------
Corporate - 10.3%
Basic Materials - 0.3%
Freeport-McMoRan Copper & Gold, Inc.                                  10.125    2/1/2010                     130,000        140,075
Georgia-Pacific Corp.                                                  8.000   1/15/2024                     105,000        105,919
                                                                                                                       ------------
                                                                                                                            245,994
                                                                                                                       ------------
Communications - 1.7%
COX Communications, Inc.                                               7.125   10/1/2012                     295,000        309,474
Dex Media West LLC/Dex Media Finance Co.                               8.500   8/15/2010                      70,000         74,025
Dex Media West LLC/Dex Media Finance Co.                               9.875   8/15/2013                      69,000         76,331
News America Holdings, Inc.                                            9.250    2/1/2013                     180,000        212,268
Qwest Corp. (a)                                                        8.160   6/15/2013                     175,000        192,500
Salem Communications Corp.                                             7.750   12/15/2010                     90,000         92,250
Univision Communications, Inc.                                         7.850   7/15/2011                     200,000        209,756
                                                                                                                       ------------
                                                                                                                          1,166,604
                                                                                                                       ------------
Consumer Cyclical - 0.4%
Mohegan Tribal Gaming Authority                                        8.000    4/1/2012                     100,000        104,750
Tyson Foods, Inc.                                                      6.600    4/1/2016                      65,000         64,201
Yum! Brands, Inc.                                                      8.875   4/15/2011                      75,000         84,479
                                                                                                                       ------------
                                                                                                                            253,430
                                                                                                                       ------------
Energy - 0.5%
Halliburton Co.                                                        5.500   10/15/2010                    125,000        125,295
Salomon Brothers AF for Tyumen Oil Co.                                11.000   11/6/2007                     125,000        134,175
Southern Natural Gas Co.                                               8.875   3/15/2010                     100,000        106,375
                                                                                                                       ------------
                                                                                                                            365,845
                                                                                                                       ------------
Financial - 4.5%
ACE Capital Trust II                                                   9.700    4/1/2030                     195,000        259,661
Boston Properties, Inc.                                                6.250   1/15/2013                      85,000         87,458
Chevy Chase Bank FSB                                                   6.875   12/1/2013                     295,000        302,375
Duke Realty Corp REIT                                                  5.250   1/15/2010                     175,000        172,489
Glencore Funding LLC 144A                                              6.000   4/15/2014                      95,000         90,440
ILFC E-Capital Trust II 144A (a)                                       6.250   12/21/2065                    135,000        129,380
International Lease Finance Corp.                                      5.000   4/15/2010                     180,000        176,556
Jefferies Group, Inc.                                                  5.500   3/15/2016                     110,000        104,895
Lehman Brothers E-Capital Trust I 144A (a)                             5.550   8/19/2065                     100,000        100,274
MUFG Capital Financial 1 Ltd. (a)                                      6.346   3/15/2049                     250,000        246,010
Nisource Finance Corp.                                                 6.150    3/1/2013                     150,000        152,789
Nordea Bank 144A                                                       7.500   1/30/2007                     445,000        451,990
Residential Capital Corp.                                              6.375   6/30/2010                      75,000         75,557
Residential Capital Corp.                                              6.875   6/30/2015                     130,000        135,527
Residential Capital Corp. (a)                                          6.335   6/29/2007                      70,000         70,521
Residential Capital Corp. (a)                                          6.070   11/21/2008                    230,000        232,705
Washington Mutual, Inc.                                                4.625    4/1/2014                     365,000        333,727
                                                                                                                       ------------
                                                                                                                          3,122,354
                                                                                                                       ------------
Industrial - 1.3%
American Standard, Inc.                                                7.375    2/1/2008                     145,000        149,198
Crown Americas, Inc. 144A                                              7.625   11/15/2013                    130,000        134,550
Crown Americas, Inc. 144A                                              7.750   11/15/2015                     75,000         77,813
Jefferson Smurfit Corp. US                                             8.250   10/1/2012                      15,000         14,719
Mohawk Industries, Inc.                                                6.125   1/15/2016                     170,000        168,322
Republic Services, Inc.                                                6.750   8/15/2011                     150,000        157,218
Waste Management, Inc.                                                 6.875   5/15/2009                     245,000        254,743
                                                                                                                       ------------
                                                                                                                            956,563
                                                                                                                       ------------
Technology & Electronics - 0.3%
Freescale Semiconductor, Inc. (a)                                      7.350   7/15/2009                     100,000        102,500
Quest Diagnostics, Inc.                                                5.125   11/1/2010                      90,000         88,292
                                                                                                                       ------------
                                                                                                                            190,792
                                                                                                                       ------------
Utilities - 1.3%
FirstEnergy Corp.                                                      6.450   11/15/2011                    260,000        269,031
Mirant North America LLC 144A                                          7.375   12/31/2013                    190,000        193,800
Niagara Mohawk Power Corp.                                             7.750   10/1/2008                     175,000        183,938
TXU Energy Co.                                                         7.000   3/15/2013                     270,000        281,223
                                                                                                                       ------------
                                                                                                                            927,992
                                                                                                                       ------------
Total Corporate Bonds (Cost $7,204,051)                                                                                   7,229,574
                                                                                                                       ------------

Sovereign Bonds - 3.1%
Argentina Bonos (a)                                                    1.234    8/3/2012                     400,000        327,600
Egyptian Treasury Bill 144A                                            9.000   7/14/2006                     175,000        185,376
Egyptian Treasury Bill 144A                                            8.400    2/1/2007                     750,000        750,105
Republic of Brazil                                                     8.000   1/15/2018                     165,000        178,365
Republic of Brazil (a)                                                 5.250   4/15/2012                      99,414         99,364
Republic of Panama                                                     7.125   1/29/2026                     185,000        189,625
Republic of Philippines                                                9.375   1/18/2017                     165,000        191,813
Republic of Turkey                                                    11.500   1/23/2012                     230,000        287,500
                                                                                                                       ------------
Total Sovereign Bonds (Cost $2,166,888)                                                                                   2,209,748
                                                                                                                       ------------
Yankee Bonds - 2.9%
Amvescap PLC                                                           5.375   2/27/2013                     130,000        125,437
Amvescap PLC                                                           5.375   12/15/2014                     70,000         66,992
Carnival Corp.                                                         3.750   11/15/2007                    265,000        258,298
Chuo Mitsui Trust & Banking Co. Ltd. 144A (a)                          5.506   2/15/2049                     365,000        346,413
Royal KPN NV                                                           8.375   10/1/2030                     210,000        231,165
Falconbridge Ltd.                                                      6.000   10/15/2015                    155,000        151,681
Ineos Group Holdings PLC                                               8.500   2/15/2016                     300,000        285,000
ING Groep NV (a)                                                       5.775   11/30/2049                    230,000        223,729
Naftogaz Ukrainy                                                       8.125   9/30/2009                     100,000         98,875
Rogers Wireless, Inc.                                                  7.500   3/15/2015                      45,000         48,263
Shinsei Finance Cayman Ltd. 144A                                       6.418   7/20/2048                     200,000        196,851
                                                                                                                       ------------
Total Yankee Bonds (Cost $2,104,925)                                                                                      2,032,704
                                                                                                                       ------------
U.S. Government Agency - 2.9%
Pass Thru Securities - 2.9%
FNMA                                                                   2.375   2/15/2007                     275,000        268,626
FNMA                                                                   5.500    1/1/2034                     465,462        455,254
GNMA 2006-5 A                                                          4.241   7/16/2029                     274,503        265,381
GNMA 2006-9 A                                                          4.201   8/16/2026                     690,000        667,575
GNR 2006-05 AB                                                         4.201   10/16/2026                    350,000        335,836
                                                                                                                       ------------
Total U.S. Government Agency (Cost $2,018,875)                                                                            1,992,672
                                                                                                                       ------------
U.S. Treasury Obligations - 18.0%
U.S. Treasury Bond                                                     5.250   11/15/2028                  1,770,000      1,817,431
U.S. Treasury Inflation-Indexed Bond                                   3.375   1/15/2007                   2,018,228      2,039,829
U.S. Treasury Inflation-Indexed Bond                                   0.875   4/15/2010                   3,512,012      3,326,535
U.S. Treasury Note                                                     6.625   5/15/2007                     105,000        106,969
U.S. Treasury Note                                                     3.250   8/15/2008                     250,000        241,250
U.S. Treasury Note                                                     4.250   1/15/2011                   3,255,000      3,174,260
U.S. Treasury Note                                                     4.750   5/15/2014                   1,100,000      1,090,375
U.S. Treasury Note                                                     4.000   2/15/2015                     875,000        820,005
                                                                                                                       ------------
Total U.S. Treasury Obligations (Cost $12,874,967)                                                                       12,616,654
                                                                                                                       ------------
Foreign Denominated - 53.8%
Argentina - 0.3%
Republic of Argentina                                                  0.698   9/30/2014      ARS            520,000        175,416
                                                                                                                       ------------
Australia - 0.5%
Queensland Treasury Corp.                                              6.000   6/14/2011      AUD            500,000        365,720
                                                                                                                       ------------
Brazil - 0.6%
Republic of Brazil (b)                                                12.500    1/5/2016      BRL            820,000        381,835
                                                                                                                       ------------
Canada - 2.6%
Canadian Government Bond                                               5.000    6/1/2014      CAD          1,425,000      1,282,195
Canadian Pacific Railway Ltd. 144A                                     4.900   6/15/2010                     620,000        537,836
                                                                                                                       ------------
                                                                                                                          1,820,031
                                                                                                                       ------------
Euro - 23.2%
Allied Irish Bank UK (a)                                               4.781   12/10/2049     EUR            160,000        186,229
ASIF III                                                               4.750   9/11/2013                     270,000        342,009
Autostrade SpA (a)                                                     3.142    6/9/2011                     300,000        365,382
Barclays Bank PLC (a)                                                  4.875   12/15/2014                    150,000        176,735
Belgium Government Bond                                                4.250   9/28/2013                     560,000        701,538
Bombardier, Inc.                                                       5.750   2/22/2008                     150,000        184,420
Bundesobligation                                                       4.500   8/17/2007                      45,000         55,448
Bundesobligation (b)                                                   3.000   4/11/2008                     270,000        325,080
Bundesschatzanweisungen                                                2.750   6/23/2006                     135,000        163,512
Citigroup Inc. (a)                                                     2.816    6/3/2011                     370,000        448,283
Daimlerchrysler International Finance                                  7.000   3/21/2011                     125,000        169,996
Deutsche Bundesrepublik                                                4.000    7/4/2009                     175,000        215,435
Deutsche Republic                                                      4.500    1/4/2013                     170,000        215,691
Deutsche Republic                                                      4.750    7/4/2034                     350,000        477,119
Deutsche Telekom International Finance BV                              6.625   7/11/2011                     165,000        223,195
FCE Bank PLC (a)                                                       3.141   6/28/2006                   1,205,000      1,454,362

Finmeccanica SpA                                                       4.875   3/24/2025                     175,000        205,017
GE Capital European Funding (a)                                        2.688    5/4/2011                     370,000        447,972
GMAC International Finance BV (a)                                      4.313    8/4/2006                     415,000        500,578
Goldman Sachs Group, Inc. (a)                                          2.850    2/4/2013                     240,000        290,468
Hellenic Republic Government Bond                                      3.700   7/20/2015                     800,000        945,430
Household Finance Corp.                                                6.500    5/5/2009                     300,000        391,706
Kingdom of Denmark                                                     3.125   10/15/2010                  1,075,000      1,279,343
Linde Finance BV                                                       6.000   7/29/2049                      30,000         36,801
MPS Capital Trust I                                                    7.990    2/7/2011                     160,000        224,139
National Westminster Bank PLC                                          6.625   10/5/2009                      70,000         92,230
Netherlands Government Bond                                            5.500   7/15/2010                   3,355,000      4,378,649
Netherlands Government Bond                                            4.000   1/15/2037                     155,000        187,398
Owens-Brockway Glass Containers                                        6.750   12/1/2014                      95,000        117,663
Resona Bank Ltd. 144A                                                  4.125   1/10/2049                     110,000        129,735
Sogerim                                                                7.250   4/20/2011                     185,000        254,054
Sumitomo Mitsui Banking Corp. 144A (a)                                 4.375   7/15/2049                     195,000        230,051
Telefonica Europe BV                                                   5.125   2/14/2013                     135,000        169,544
Telenet Communications NV 144A                                         9.000   12/15/2013                     56,025         75,498
Veolia Environnement                                                   4.875   5/28/2013                     135,000        170,342
Volkswagen International Finance NV                                    4.875   5/22/2013                     180,000        227,439
West LB Covered Bond Bank 144A                                         4.000   3/25/2014                     150,000        183,085
                                                                                                                       ------------
                                                                                                                         16,241,576
                                                                                                                       ------------
Japan - 7.0%
Depfa Acs Bank                                                         1.650   12/20/2016     JPY        140,000,000      1,150,037
European Investment Bank                                               1.400   6/20/2017                 135,000,000      1,091,845
Japan Finance Corp.                                                    1.550   2/21/2012                 130,000,000      1,112,640
KFW International Finance                                              1.750   3/23/2010                 178,000,000      1,543,898
                                                                                                                       ------------
                                                                                                                          4,898,420
                                                                                                                       ------------
Mexico - 0.6%
Mexican Fixed Rate Bonds                                               8.000   12/19/2013     MXN          4,410,000        392,126
                                                                                                                       ------------
Poland - 1.9%
Poland Government Bond                                                 6.000   11/24/2010     PLN          4,145,000      1,341,609
                                                                                                                       ------------
Sweden - 7.7%
Swedish Government (b)                                                 8.000   8/15/2007      SEK          8,715,000      1,198,699
Swedish Government                                                     5.250   3/15/2011                  29,940,000      4,155,000
                                                                                                                       ------------
                                                                                                                          5,353,699
                                                                                                                       ------------
Singapore - 3.5%
Singapore Government Bond                                              5.625    7/1/2008      SGD          3,780,000      2,459,300
                                                                                                                       ------------
United Kingdom - 5.9%
Barclays Bank PLC                                                      6.000   9/15/2026      GBP            130,000        227,202
Bat International Finance PLC                                          6.375   12/12/2019                     90,000        164,483
British Telecom PLC                                                    7.375   12/7/2006                     185,000        326,211
Deutsche Telekom International Finance BV                              7.125   9/26/2012                     175,000        333,373
HBOS Capital Funding LP (h)                                            6.461   11/30/2048                     85,000        161,215
Inco                                                                  15.750   7/15/2006                     200,000        354,735
Transco Holdings PLC                                                   7.000   12/16/2024                     80,000        169,163
United Kingdom Gilt                                                    4.750    6/7/2010                   1,000,000      1,756,387
United Kingdom Gilt                                                    8.000   9/27/2013                     310,000        660,004
                                                                                                                       ------------
                                                                                                                          4,152,773
                                                                                                                       ------------
Total Foreign Denominated (Cost $38,530,972)                                                                             37,582,505
                                                                                                                       ------------
Total Bonds and Notes (Cost $65,600,678)                                                                                 64,352,711
                                                                                                                       ------------
CONVERTIBLE PREFERRED STOCKS - 0.1%                                                                        Shares
                                                                                                       -------------
Fannie Mae 5.375% CVT Pfd (Cost $100,000)                                                                          1         95,818
                                                                                                                       ------------
PURCHASED OPTIONS - 0.0%                                                                               Contract Size
                                                                                                       -------------
EUR Put USD Call, Strike Price 1.18, 4/5/2006                                                              1,420,000             10
iTRAXX Europe Series 4 Version 1, Strike Price 0.50, 6/20/2006                                             2,850,000              -
                                                                                                                       ------------
TOTAL PURCHASED OPTIONS (COST $27,274)                                                                                           10
                                                                                                                       ------------
SHORT-TERM INVESTMENTS - 5.0%                                          Rate     Maturity                   Par Value
                                                                     ---------------------             -------------
U.S. Government Agency - 4.3%
FNMA Discount Note  (d)                                                4.650     6/7/2006     USD            125,000        123,928
FNMA Discount Note  (d)                                                5.250    6/15/2006                  2,900,000      2,901,041
                                                                                                                       ------------
                                                                                                                          3,024,969
                                                                                                                       ------------
U.S. Treasury Bill - 0.7%
U.S. Treasury Bill (c ) (d)                                            4.520    7/20/2006                    485,000        478,481
                                                                                                                       ------------
TOTAL SHORT TERM INVESTMENTS (COST $3,504,540)                                                                            3,503,450
                                                                                                                       ------------
INVESTMENT OF CASH COLLATERAL - 9.2%
BlackRock Cash Strategies L.L.C (e) (Cost $6,406,504)                  4.701                               6,406,504      6,406,504
                                                                                                                       ------------
TOTAL UNAFFILIATED INVESTMENTS (Cost $75,638,996)                                                                        74,358,493
                                                                                                                       ------------

AFFILIATED INVESTMENTS - 0.8%
Dreyfus Institutional Preferred Plus Money Market Fund (e) (g)
(Cost $559,330)                                                        4.770                                 559,330        559,330
                                                                                                                       ------------
TOTAL INVESTMENTS - 107.1% (COST $76,198,326)                                                                            74,917,823
                                                                                                                       ------------
LIABILITIES IN EXCESS OF OTHER ASSETS  - (7.1%)                                                                          (4,993,787)
                                                                                                                       ------------
NET ASSETS-100%                                                                                                        $ 69,924,036
                                                                                                                       ============

144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,124,497 or 5.9% of net assets. ARS-Argentina Peso
AUD-Australian Dollar
BRL-Brazilian Real
CAD-Canadian Dollar
CVT-Convertible
DKK-Danish Krone
EUR-Euro
GBP-British Pound
JPY-Japanese Yen
MXN-Mexican New Peso
SEK-Swedish Krona
SGD-Singapore Dollar
(a) Variable Rate Security; rate indicated is as of 03/31/2006.
(b) Security, or a portion of thereof, was on loan at 03/31/2006.
(c) Denotes all or part of security segregated as collateral.
(d) Rate noted is yield to maturity.
(e) Stated rate is seven-day yield for the fund at year end.
(g) Affiliated money market fund.
(h) Stepup bond; rate indicated as of 3/31/2006.

At March 31, 2006 the Portfolio held the following futures contracts:

                                                                                      Expiration   Underlying Face
Contract                                                                   Position       Date     Amount at Value   Unrealized Gain
------------------------------------------------------------------------------------------------------------------------------------
US 10 Year Treasury (10 Contracts)                                          Short      6/16/2006       $1,068,750         $ 4,820
                                                                                                   =================================

At March 31, 2006 the Portfolio held the following forward foreign currency exchange contracts:

                                                         Local Principal    Contract    Value at March   USD Amount to   Unrealized
Contracts to Deliver                                          Amount       Value Date       31, 2006         Receive     Gain/(Loss)
------------------------------------------------------------------------------------------------------------------------------------
Australian Dollar                                            5,240,000      6/21/2006    $  3,744,733     $  3,837,846    $  93,113
Canadian Dollar                                              2,140,000      6/21/2006       1,836,855        1,855,561       18,706
Euro                                                        14,308,000      6/21/2006      17,418,788       17,138,327     (280,461)
British Pound Sterling                                       2,150,000      6/21/2006       3,737,840        3,744,032        6,192
Japanese Yen                                               600,590,000      6/21/2006       5,162,687        5,115,370      (47,317)
Poland Zloty                                                 4,390,000      6/21/2006       1,359,718        1,336,479      (23,239)
Swedish Krona                                               43,440,000      6/21/2006       5,616,442        5,533,619      (82,823)
Singapore Dollar                                             4,320,000      6/21/2006       2,682,780        2,661,085      (21,695)
                                                                                         -------------------------------------------
Total                                                                                    $ 41,559,843     $ 41,222,319    $(337,524)
                                                                                         ===========================================

                                                         Local Principal    Contract    Value at March   USD Amount to   Unrealized
Contracts to Receive                                          Amount       Value Date       31, 2006         Receive     Gain/(Loss)
------------------------------------------------------------------------------------------------------------------------------------
Australian Dollar                                            490,000        6/21/2006     $ 3,501,754      $ 3,515,907    $ (14,153)
Brazilian Real                                               435,000        6/21/2006         196,267          197,056         (789)
Euro                                                         920,000        6/21/2006       1,120,023        1,117,041        2,982
                                                                                          ------------------------------------------
Total                                                                                     $ 4,818,044      $ 4,830,004    $ (11,960)
                                                                                          ==========================================

At March  31, 2006, the Portfolio held the following open swap agreements:
Credit Default Swaps

                                                                                                                        Unrealized
                                                                 Buy/Sell   (Pay)/Receive  Expiration     Notional    Appreciation/
Counterparty         Reference Entity                           Protection    Fixed Rate      Date         Amount     (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Bear Stearns         Alcoa, Inc., 6.000% due 1/15/2012              Buy        (0.415%)     6/20/2010    107,000 USD    $  (1,163)
Bear Stearns         Alcoa, Inc., 6.500% due 6/1/2011               Buy         (0.52%)     6/20/2010    238,000 USD       (3,539)
Bear Stearns         Conocophillips, 4.750% due 10/15/2012          Buy         (0.31%)     6/20/2010    345,000 USD       (1,841)
Bear Stearns         Nucor Corp., 4.875% due 10/01/2012             Buy         (0.40%)     6/20/2010    162,000 USD       (1,110)
Bear Stearns         Ukraine Government, 7.650% due 6/11/2013       Sell        2.840%     12/20/2009    150,000 USD        6,672
Deutsche Bank        Republic of Brazil, 12.25%, due 3/6/2030       Sell        1.450%     10/20/2008    358,000 USD        6,117
Deutsche Bank        Telefonica Europe BV, 5.125% due 2/14/2013     Sell        0.540%      3/20/2011    840,000 USD        3,173

JPMorgan              Telefonica Europe BV, 5.125% due 2/14/2013     Sell        0.520%      3/20/2011    560,000 USD        1,627
Bear Stearns          Bellsouth Corp., 6.000% due 10/15/2011         Buy        (0.62%)      3/20/2016    420,000 USD       (3,488)
Deutsche Bank         Bellsouth Corp., 6.000% due 10/15/2011         Buy        (0.62%)      3/20/2016    280,000 USD       (2,325)
Morgan Stanley & Co.  Koninklijke KPN NV, 8.000% due 10/1/2010       Buy        (0.77%)     12/20/2010    785,000 USD        1,387
JPMorgan              The BOC Group PLC, 5.875 due 4/29/2009         Buy        (0.24%)      6/20/2011  1,125,000 EUR          427
JPMorgan              Linde Finance BV, 6.375% due 6/14/2007         Sell       0.410%       6/20/2011  1,125,000 EUR         (752)
JPMorgan              Vnu NV, 5.625% due 5/20/2010                   Buy        (1.95%)      3/20/2011    175,000 EUR       (3,563)
JPMorgan              British American Tobacco PLC, 4.875% due
                      2/25/2009                                      Sell       0.425%      12/20/2010    350,000 EUR          614
JPMorgan              Daimlerchrysler AG, 7.20% due 9/1/2009         Sell       0.700%      12/20/2010    350,000 EUR        2,930
JPMorgan              Degussa AG, 5.125% due 12/10/2013              Buy        (1.75%)     12/20/2010    550,000 EUR      (29,059)
JPMorgan              France Telecom, 7.25% due 1/28/2013            Sell       0.660%      12/20/2015    175,000 EUR       (1,929)
JPMorgan              Glencore International AG, 5.375%, due
                      9/30/2011                                      Sell       1.480%     1 2/20/2010    350,000 EUR       12,743
JPMorgan              ICI Wilmington, 5.625% due 12/1/2013           Sell       0.510%      12/20/2010    350,000 EUR        2,014
JPMorgan              iTraxx Europe HiVol Series 4 Version 1         Buy        (0.70%)     12/20/2010  1,725,000 EUR      (19,970)
JPMorgan              Telecom Italia SPA, 6.25% due 2/1/2012         Sell       0.520%      12/20/2010    350,000 EUR          952
JPMorgan              Volkswagen, 4.875% due 5/22/2013               Sell       0.450%      12/20/2010    350,000 EUR        3,003
                                                                                                                         ---------
                                                                                                                         $ (27,080)
                                                                                                                         =========

Interest Rate Swaps

                                                      Pay / Receive                                                      Unrealized
Counterparty                  Floating Rate Index     Floating Rate    Fixed Rate   Expiration Date   Notional Amount   depreciation
------------------------------------------------------------------------------------------------------------------------------------
Bear Stearns                   USD - LIBOR - BBA            Pay          3.907%       11/19/2009        $ 150,000         $ (6,731)
                                                                                                      ==============================

The Fund held the following written option contract at March  31, 2006:

                                                                                          Expiration
Written Call Options                                                       Strike Price      Date       Contracts   Premium   Value
------------------------------------------------------------------------------------------------------------------------------------
EUR Put/USD Call                                                               1.12         38,812          1       $ 6,958    $ -
                                                                                                                    ================

                                Mellon Institutional Funds Master Portfolio
                                 Standish Mellon High Yield Bond Portfolio

                           Schedule of Investments - March 31, 2006 (Unaudited)

Security Description                                                      Rate      Maturity    Currency    Par Value      Value
-----------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 106.9%
BONDS AND NOTES - 95.8%
Collateralized Mortgage Obligations - 0.2%
Global Signal Trust 2006-1 F (Cost $30,000)                               7.036    2/15/2036      USD         30,000   $     29,699
                                                                                                                       ------------
Convertible Corporate Bonds - 0.5%
Centerpoint Energy, Inc. 144A CVT                                         2.875    1/15/2024                  25,000         25,500
Xcel Energy, Inc. 144A                                                    7.500    11/21/2007                 15,000         22,331
Sinclair Broadcast Group, Inc. (a) (c )                                   4.875    7/15/2018                  25,000         21,969
                                                                                                                       ------------
Total Convertible Corporate Bonds (Cost $65,944)                                                                             69,800
                                                                                                                       ------------
Corporate - 80.7%
Banking - 3.6%
Chevy Chase Bank FSB                                                      6.875    12/1/2013                 345,000        353,625
Colonial Bank                                                             9.375     6/1/2011                  35,000         39,550
Washington Mutual Preferred Funding 144A (b)                              6.534    3/15/2049                 100,000         96,902
                                                                                                                       ------------
                                                                                                                            490,077
                                                                                                                       ------------
Basic Industry - 6.4%
Airgas, Inc.                                                              6.250    7/15/2014                  85,000         83,725
Compression Polymers Holdings 144A                                       10.500     7/1/2013                  15,000         15,300
Earle M Jorgenson Co.                                                     9.750     6/1/2012                  35,000         37,800
Equistar Chemicals LP/Equistar Funding Corp.                             10.625     5/1/2011                  55,000         59,538
Freeport-McMoRan Copper & Gold, Inc.                                     10.125     2/1/2010                  60,000         64,650
Freeport-McMoRan Copper & Gold, Inc.                                      6.875     2/1/2014                  65,000         65,000
Georgia-Pacific Corp.                                                     8.000    1/15/2024                  75,000         75,656
KRATON Polymers LLC/Capital Corp.                                         8.125    1/15/2014                   5,000          5,013
Lubrizol Corp.                                                            4.625    10/1/2009                  75,000         72,665
Nalco Co.                                                                 7.750    11/15/2011                 25,000         25,313
Nalco Co.                                                                 8.875    11/15/2013                 50,000         52,000
Neenah Paper, Inc.                                                        7.375    11/15/2014                  5,000          4,700
Standard Pacific Corp.                                                    6.500    8/15/2010                  30,000         28,650
Steel Dynamics, Inc.                                                      9.500    3/15/2009                 110,000        115,225
Stone Container Corp. (a)                                                 8.375     7/1/2012                  45,000         44,325
Temple-Inland                                                             6.625    1/15/2018                  70,000         71,456
United States Steel Corp.                                                 9.750    5/15/2010                  34,000         36,720
Westlake Chemical Corp. (a)                                               6.625    1/15/2016                  25,000         24,719
                                                                                                                       ------------
                                                                                                                            882,455
                                                                                                                       ------------
Capital Goods - 7.9%
Alliant Techsystems, Inc.                                                 6.750     4/1/2016                  15,000         15,188
Alliant Techsystems, Inc. 144A                                            2.750    2/15/2024                  15,000         16,031
Ball Corp.                                                                6.875    12/15/2012                 40,000         40,900
Berry Plastics (a)                                                       10.750    7/15/2012                  35,000         38,500
CCM Merger, Inc. 144A                                                     8.000     8/1/2013                  40,000         39,800
Crown Cork & Seal Co, Inc.                                                7.375    12/15/2026                140,000        130,200
Esterline Technologies Corp.                                              7.750    6/15/2013                  40,000         41,100
Goodman Global Holdings (b)                                               7.491    6/15/2012                 130,000        132,275
L-3 Communications Corp.                                                  7.625    6/15/2012                  50,000         51,625
L-3 Communications Corp.                                                  6.125    7/15/2013                  45,000         43,875
L-3 Communications Corp. 144A (a)                                         3.000     8/1/2035                  20,000         20,550
Leucadia National Corp.                                                   7.000    8/15/2013                  90,000         90,225
Norcraft Finance Co.                                                      9.000    11/1/2011                  15,000         15,600
Owens-Brockway                                                            7.750    5/15/2011                  50,000         52,125
Owens-Illinois, Inc.                                                      7.500    5/15/2010                  95,000         96,188
Owens-Illinois, Inc. (a)                                                  7.800    5/15/2018                 120,000        119,100
Silgan Holdings, Inc.                                                     6.750    11/15/2013                 70,000         70,000
Solo Cup Co.                                                              8.500    2/15/2014                  25,000         23,500
Texas Industries Inc.                                                     7.250    7/15/2013                   5,000          5,150
Trinity Industries LE                                                     6.500    3/15/2014                  50,000         50,000
                                                                                                                       ------------
                                                                                                                          1,091,932
                                                                                                                       ------------
Consumer Cyclical - 5.9%
Cinemark                                                                  9.750    3/15/2014                  30,000         22,950
Cinemark USA, Inc.                                                        9.000     2/1/2013                  45,000         47,813
Couche-Tard                                                               7.500    12/15/2013                 35,000         35,875
Keystone Automotive Operation, Inc.                                       9.750    11/1/2013                  35,000         30,625
Leslie's Poolmart                                                         7.750     2/1/2013                  40,000         40,200
Neiman Marcus Group, Inc. 144A                                            9.000    10/15/2015                 25,000         26,438
Pinnacle Entertainment, Inc.                                              8.750    10/1/2013                  55,000         59,263
Rite Aid Corp.                                                           12.500    9/15/2006                 190,000        195,700
Rite Aid Corp.                                                            8.125     5/1/2010                  70,000         71,488
Russell Corp.                                                             9.250     5/1/2010                  62,000         64,325
Speedway Motorsports, Inc.                                                6.750     6/1/2013                 160,000        160,000
True Temper Sports, Inc.                                                  8.375    9/15/2011                  35,000         32,025
Visteon Corp.                                                             8.250     8/1/2010                  30,000         24,750
                                                                                                                       ------------
                                                                                                                            811,452
                                                                                                                       ------------
Consumer Noncyclical - 6.1%
Alliance One International                                               11.000    5/15/2012                  25,000         24,000
Amerigas Partners LP                                                      7.125    5/20/2016                  40,000         39,800
ANR Pipeline Co.                                                          7.000     6/1/2025                  10,000          9,945
Chattem, Inc.                                                             7.000     3/1/2014                  70,000         69,913
Corrections Corp Of America                                               7.500     5/1/2011                  20,000         20,600
Del Monte Corp.                                                           8.625    12/15/2012                 75,000         79,219

Domino's, Inc.                                                            8.250     7/1/2011                  38,000         38,950
Elizabeth Arden, Inc. (a)                                                 7.750    1/15/2014                  20,000         20,500
Goodyear Tire & Rubber Co./The                                            9.000     7/1/2015                  55,000         55,825
Ingles Markets, Inc.                                                      8.875    12/1/2011                  25,000         26,125
Mohegan Tribal Gaming Authority                                           7.125    8/15/2014                 105,000        105,788
Penn National Gaming, Inc.                                                6.875    12/1/2011                  25,000         25,438
Penn National Gaming, Inc.                                                6.750     3/1/2015                  20,000         20,000
Psychiatric Solutions, Inc.                                               7.750    7/15/2015                  20,000         20,350
Scotts Co.                                                                6.625    11/15/2013                 30,000         30,150
Seneca Gaming Corp.                                                       7.250     5/1/2012                  15,000         15,150
Smithfield Foods, Inc.                                                    7.750    5/15/2013                  55,000         56,650
Stater Brothers Holdings                                                  8.125    6/15/2012                 110,000        109,863
Stater Brothers Holdings (b)                                              8.410    6/15/2010                  65,000         66,381
                                                                                                                       ------------
                                                                                                                            834,647
                                                                                                                       ------------
Energy - 9.8%
ANR Pipeline Co.                                                          7.375    2/15/2024                  20,000         20,648
Dynegy Holdings, Inc. 144A                                                9.875    7/15/2010                 120,000        131,980
Dynegy Holdings, Inc. 144A                                                8.375     5/1/2016                  65,000         64,675
El Paso Natural Gas Co.                                                   8.625    1/15/2022                  90,000        102,403
El Paso Natural Gas Co.                                                   8.375    6/15/2032                  45,000         50,882
El Paso Production Holding Co.                                            7.750     6/1/2013                  55,000         56,994
FPL Energy National Wind 144A                                             6.125    3/25/2019                  94,190         91,557
Houston Exploration Co.                                                   7.000    6/15/2013                  50,000         48,500
Newfield Exploration Corp.                                                8.375    8/15/2012                  55,000         58,850
Newfield Exploration Corp.                                                6.625     9/1/2014                  60,000         60,150
Peabody Energy Corp.                                                      6.875    3/15/2013                  40,000         40,600
Pogo Producing Co.                                                        6.625    3/15/2015                  75,000         73,875
Premcor Refining Group, Inc.                                              9.500     2/1/2013                  65,000         72,041
Southern Natural Gas Co.                                                  7.350    2/15/2031                  45,000         46,288
Southern Natural Gas Co.                                                  8.875    3/15/2010                  15,000         15,956
Tennessee Gas Pipeline Co.                                                8.375    6/15/2032                  60,000         68,464
Transcontinental Gas Pipe Line Corp.                                      8.875    7/15/2012                 110,000        125,400
Williams Cos., Inc.                                                       7.875     9/1/2021                 160,000        172,000
Williams Cos., Inc.                                                       7.750    6/15/2031                  40,000         42,400
                                                                                                                       ------------
                                                                                                                          1,343,663
                                                                                                                       ------------
Financial - 5.4%
Arch Western Finance                                                      6.750     7/1/2013                  25,000         24,813
BCP Crystal Holding Corp.                                                 9.625    6/15/2014                  69,000         76,418
Crystal US Holdings Corp. Stepup                                         10.000    10/1/2014                  92,000         71,760
E*Trade Financial Corp.                                                   7.375    9/15/2013                  15,000         15,300
Ford Motor Credit Co. (b)                                                 5.795    9/28/2007                  90,000         86,381
Ford Motor Credit Corp.                                                   5.625    10/1/2008                  35,000         32,007
General Motors Acceptance Corp.                                           7.750    1/19/2010                 110,000        107,251
General Motors Acceptance Corp.                                           6.125    1/22/2008                  55,000         52,301
General Motors Acceptance Corp.                                           8.000    11/1/2031                  50,000         47,255
Hanover Insurance Group                                                   7.625    10/15/2025                 85,000         85,886
Residential Capital Corp.                                                 6.375    6/30/2010                 105,000        105,779
Residential Capital Corp. (a)                                             6.875    6/30/2015                  30,000         31,275
                                                                                                                       ------------
                                                                                                                            736,426
                                                                                                                       ------------
Industrial - 4.5%
Columbus McKinnon Corp.                                                   8.875    11/1/2013                  25,000         26,250
Crown Americas Inc. 144A                                                  7.625    11/15/2013                120,000        124,200
Crown Americas Inc. 144A                                                  7.750    11/15/2015                 65,000         67,438
Douglas Dynamics LLC 144A                                                 7.750    1/15/2012                 190,000        184,300
DRS Technologies, Inc.                                                    6.625     2/1/2016                  15,000         14,925
Gibraltar Industries, Inc. 144A                                           8.000    12/1/2015                  35,000         35,350
Hanger Orthopedic Group                                                  10.375    2/15/2009                  15,000         15,188
Southern Copper Corp.                                                     6.375    7/27/2015                 100,000         97,413
Terex Corp.                                                               7.375    1/15/2014                  50,000         51,250
                                                                                                                       ------------
                                                                                                                            616,314
                                                                                                                       ------------
Media - 3.6%
Cablevision Systems Corp. (a)                                             8.716     4/1/2009                 115,000        120,606
CBD Media, Inc.                                                           8.625     6/1/2011                  25,000         25,344
Dex Media West LLC/Dex Media Finance Co.                                  8.500    8/15/2010                  25,000         26,438
Dex Media West LLC/Dex Media Finance Co.                                  9.875    8/15/2013                  28,000         30,975
Dex Media, Inc.                                                           8.000    11/15/2013                 30,000         30,900
Entercom Radio LLC/Entercom Capital, Inc.                                 7.625     3/1/2014                  15,000         15,300
Radio One, Inc.                                                           8.875     7/1/2011                  45,000         47,250
R.H. Donnelley Corp.                                                      8.875    1/15/2016                  15,000         15,600
RH Donnelley Finance Corp. 144A                                          10.875    12/15/2012                105,000        116,419
Salem Communications Corp.                                                7.750    12/15/2010                 70,000         71,750
                                                                                                                       ------------
                                                                                                                            500,582
                                                                                                                       ------------
Real Estate - 0.5%
BF Saul REIT                                                              7.500     3/1/2014                  70,000         71,750
                                                                                                                       ------------
Services: Cyclical - 6.6%
AMC Entertainment, Inc.                                                   8.000     3/1/2014                  65,000         58,013
Chumash Casino & Resort Enterprises 144A                                  9.520    7/15/2010                  55,000         58,163
DPL, Inc.                                                                 6.875     9/1/2011                 110,000        114,709
Gaylord Entertainment Co. (a)                                             6.750    11/15/2014                 40,000         39,000
Hertz Corp. 144A (a)                                                      8.875     1/1/2014                  40,000         41,500
Hertz Corp. 144A                                                         10.500     1/1/2016                  20,000         21,700
Isle of Capri Casinos, Inc.                                               7.000     3/1/2014                 100,000         98,750
Kansas City Southern Railway                                              7.500    6/15/2009                  50,000         50,750

Meristar Hospitality Corp.                                                9.500     4/1/2010                  60,000         63,525
Mohegan Tribal Gaming Authority                                           8.000     4/1/2012                  65,000         68,088
Service Corp International 144A                                           7.500    6/15/2017                  25,000         25,438
Sierra Pacific Resources (a)                                              8.625    3/15/2014                 100,000        108,543
Station Casinos, Inc.                                                     6.000     4/1/2012                  55,000         54,244
Turning Stone Casino Resort Enterprise 144A                               9.125    12/15/2010                 85,000         88,400
Williams Scotsman, Inc.                                                   8.500    10/1/2015                  20,000         20,425
                                                                                                                       ------------
                                                                                                                            911,248
                                                                                                                       ------------
Services: Non-Cyclical - 3.1%
Coventry Health Care,Inc.                                                 5.875    1/15/2012                  60,000         59,400
HCA, Inc.                                                                 8.750     9/1/2010                  80,000         86,773
HCA, Inc.                                                                 7.875     2/1/2011                  75,000         78,928
Kinetic Concepts, Inc.                                                    7.375    5/15/2013                  29,000         29,725
Plastipak Holdings, Inc. 144A                                             8.500    12/15/2015                 55,000         56,100
Tenet Healthcare Corp. 144A                                               9.500     2/1/2015                 110,000        110,275
                                                                                                                       ------------
                                                                                                                            421,201
                                                                                                                       ------------
Technology - 1.1%
Communications & Power Industries, Inc.                                   8.000     2/1/2012                  10,000         10,200
Fisher Scientific International                                           6.750    8/15/2014                  75,000         76,219
Nevada Power Co.                                                          6.500    4/15/2012                  45,000         45,866
PQ Corp. 144A                                                             7.500    2/15/2013                  10,000          9,600
Sungard Data Systems Inc. 144A (b)                                        9.431    8/15/2013                  15,000         15,825
                                                                                                                       ------------
                                                                                                                            157,710
                                                                                                                       ------------
Telecommunications - 4.8%
Airgate PCS Inc. (b)                                                      8.350    10/15/2011                 15,000         15,506
Consolidated Communication Holdings, Inc.                                 9.750     4/1/2012                  52,000         55,120
Qwest Communications International, Inc.                                  7.500    2/15/2014                 130,000        133,900
Qwest Communications International, Inc.                                  8.249    2/15/2009                  65,000         66,463
Qwest Corp.                                                               7.875     9/1/2011                 165,000        176,138
Rural Cellular Corp.                                                      9.875     2/1/2010                  25,000         26,688
Rural Cellular Corp.                                                      8.250    3/15/2012                  30,000         31,200
Ubiquitel Operating Co.                                                   9.875     3/1/2011                  80,000         87,400
US Unwired, Inc. (b)                                                      9.160    6/15/2010                  65,000         66,950
                                                                                                                       ------------
                                                                                                                            659,365
                                                                                                                       ------------
Utilities - 11.4%
AES Corp.                                                                 8.875    2/15/2011                 102,000        109,905
AES Corp. 144A                                                            8.750    5/15/2013                 215,000        232,200
CMS Energy Corp.                                                          7.750     8/1/2010                  50,000         52,375
CMS Energy Corp.                                                          8.500    4/15/2011                  30,000         32,400
El Paso Natural Gas Co.                                                   7.500    11/15/2026                 55,000         57,041
Freescale Semiconductor                                                   7.125    7/15/2014                  20,000         20,750
Freescale Semiconductor, Inc. (a)                                         6.875    7/15/2011                 210,000        214,725
Freescale Semiconductor, Inc. (a) (b)                                     7.350    7/15/2009                  55,000         56,375
Mirant Americas General, Inc.                                             8.300     5/1/2011                 100,000        103,500
Mirant North America LLC 144A                                             7.375    12/31/2013                170,000        173,400
Monongahela Power Co.                                                     6.700    6/15/2014                  35,000         37,070
MSW Energy Holdings                                                       7.375     9/1/2010                 110,000        113,300
NorthWestern Corp.                                                        5.875    11/1/2014                  25,000         24,624
NRG Energy, Inc.                                                          7.250     2/1/2014                  45,000         45,731
Reliant Energy, Inc.                                                      9.250    7/15/2010                  25,000         25,031
TECO Energy, Inc.                                                         7.500    6/15/2010                  25,000         26,313
Transcont Gas Pipe Corp                                                   7.000    8/15/2011                  75,000         77,625
Txu Corp. (a)                                                             5.550    11/15/2014                170,000        159,017
                                                                                                                       ------------
                                                                                                                          1,561,382
                                                                                                                       ------------
Total Corporate Bonds (Cost $10,888,232)                                                                                 11,090,204
                                                                                                                       ------------
Municipal Bonds - 1.5%
Erie County NY Tob Asset Securitization Corp.                             6.000     6/1/2028                  25,000         24,486
Mashantucket West Pequot 144A                                             5.912     9/1/2021                 120,000        114,982
Tobacco Settlement Authority Iowa                                         6.500     6/1/2023                  60,000         60,159
                                                                                                                       ------------
Total Municipal Bonds (Cost $204,388)                                                                                       199,627
                                                                                                                       ------------
Soverign Bonds - 1.2%
Republic of Argentina                                                     2.000     1/3/2010                  24,480         14,203
Republic of Argentina (a)                                                 8.250    12/31/2033                 14,425         14,173
Republic of Brazil                                                        8.750     2/4/2025                   5,000          5,725
Republic of Brazil                                                       10.125    5/15/2027                   5,000          6,483
Republic of Brazil (b)                                                    2.063    4/15/2012                  22,942         22,930
Republic of Colombia                                                     10.000    1/23/2012                   5,000          5,913
Republic of Colombia                                                     10.750    1/15/2013                   5,000          6,213
Republic of Colombia                                                      8.125    5/21/2024                   5,000          5,600
Republic of Peru (c )                                                     5.000     3/7/2017                  15,800         15,010
Republic of Venezuela (a) (b)                                             2.150    4/20/2011                  15,000         15,038
Russian Federation                                                        5.000    3/31/2030                  30,000         32,813
Russian Ministry of Finance                                               3.000    5/14/2008                  25,000         23,625
                                                                                                                       ------------
Total Soverign Bonds (Cost $147,636)                                                                                        167,726
                                                                                                                       ------------
Yankee Bonds - 8.9%
Aes Gener SA                                                              7.500    3/25/2014                  40,000         41,077
Angiotech Pharmaceutical 144A                                             7.750     4/1/2014                  10,000         10,100
Braskem Sa 144A                                                          12.500    11/5/2008                  10,000         11,325
Ineos Group Holdings PLC (a)                                              8.500    2/15/2016                 110,000        104,500
Intelsat Sub Holding Co., Ltd.                                            9.609    1/15/2012                  90,000         91,463
INVISTA 144A                                                              9.250     5/1/2012                 155,000        165,850
Jean Coutu Group, Inc.                                                    7.625     8/1/2012                  25,000         24,313

JSG Funding PLC                                                           9.625    10/1/2012                  50,000         52,875
Nell AF Sarl 144A (a)                                                     8.375    8/15/2015                  75,000         74,438
Norampac, Inc. (a)                                                        6.750     6/1/2013                  40,000         38,100
Nova Chemicals Corp. (b)                                                  7.561    11/15/2013                 45,000         45,225
Rogers Wireless, Inc.                                                     8.000    12/15/2012                 50,000         53,063
Rogers Wireless, Inc.                                                     7.250    12/15/2012                 50,000         52,688
Rogers Wireless, Inc. (b)                                                 8.035    12/15/2010                 55,000         56,788
Royal Caribbean Cruises Ltd.                                              8.750     2/2/2011                 155,000        171,074
Russel Metals, Inc.                                                       6.375     3/1/2014                  25,000         24,688
Shinsei Finance Cayman Ltd 144A                                           6.418    7/20/2048                 100,000         98,426
Stena AB                                                                  9.625    12/1/2012                  25,000         27,250
Stena AB                                                                  7.500    11/1/2013                  25,000         24,688
Telenet Group Holding NV 144A (c )                                       11.500    6/15/2014                  46,000         38,468
Wind Acquisition Finance SA 144A                                         10.750    12/1/2015                  20,000         21,600
                                                                                                                       ------------
Total Yankee Bonds (Cost $1,209,093)                                                                                      1,227,999
                                                                                                                       ------------
Foreign Denominated - 2.8%
Euro - 2.8%
Central European Distribution Corp. 144A                                  8.000    7/25/2012      EUR         50,000         66,397
Culligan Finance Corp., BV 144A                                           8.000    10/1/2014                  30,000         38,974
Fresenius Finance BV                                                      5.000    1/31/2013                  10,000         12,022
General Motors Acceptance Corp. (a)                                       5.375     6/6/2011                  30,000         33,103
GMAC International Finance BV                                             4.375    10/31/2007                 80,000         93,227
NTL Cable PLC                                                             8.750    4/15/2014                  60,000         77,039
Remy Cointreau S.A. 144A                                                  6.500     7/1/2010                  20,000         25,558
Telenet Communications NV 144A                                            9.000    12/15/2013                 29,880         40,246
                                                                                                                       ------------
Total Foreign Denominated (Cost $369.277)                                                                                   386,566
                                                                                                                       ------------
TOTAL BONDS AND NOTES (Cost $12,914,570)                                                                                 13,171,621
                                                                                                                       ------------
COMMON STOCK - 0.2%                                                                                           Shares
                                                                                                              ------
Verizon Communications, Inc. (Cost $0)                                                                           545         18,563
                                                                                                                       ------------
Convertible Preferred Stock - 1.5%
Fannie Mae 7.00% CVT Pfd                                                                                         300         16,134
Sovereign Capital Trust IV 4.375% CVT Pfd                                                                      4,200        190,575
                                                                                                                       ------------
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $223,000)                                                                          206,709
                                                                                                                       ------------
WARRANTS- 0.0%
Republic of Argentina Warrant, 12/15/2035 (a) (d) (Cost $0)                                                   39,306          3,538
                                                                                                                       ------------
SHORT-TERM INVESTMENTS - 10.6%
INVESTMENT OF CASH COLLATERAL - 9.4%
BlackRock Cash Strategies L.L.C. (e) (Cost $1,294,167)                    4.701                            1,294,167      1,294,167
                                                                                                                       ------------
TOTAL UNAFFILIATED INVESTMENTS (Cost $14,431,737)                                                                        14,694,598
                                                                                                                       ------------
AFFILIATED INVESTMENTS - 1.2%
Dreyfus Institutional Preferred Plus Money Market Fund (e) (f)
(Cost $169,255)                                                           4.770                              169,255        169,255
                                                                                                                       ------------
Total Investments - 108.1% (Cost $14,600,992)                                                                            14,863,853
                                                                                                                       ------------

Liabilities in Excess of Other Assets- (8.1%)                                                                            (1,117,424)
                                                                                                                       ------------

NET ASSETS-100.0%                                                                                                      $ 13,746,429
                                                                                                                       ============

144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,617,736 or 19.0% of net assets.
CVT - Convertible
REIT - Real Estate Investment Trust
EUR-Euro
(a) Security, or a portion of thereof, was on loan at March 31, 2006.
(b) Variable Rate Security; rate indicated is as if March 31, 2006.
(c) Step up security; rate indicated is as of March 31, 2006.
(d) Non-income producing.
(e) Stated rate is the seven-day yield for the fund at March 31, 2006.
(f) Affiliated institutional money market fund.

At March 31, 2006 the Portfolio held the following forward foreign currency exchange contracts:

                                                                      Contract Value   Value at March   USD Amount
Contracts to Deliver                         Local Principal Amount        Date           31, 2006      to Receive   Unrealized Loss
------------------------------------------------------------------------------------------------------------------------------------
Euro                                                 324,000             6/21/2006       $ 394,443       $ 388,159      $ (6,284)
                                                                                       =============================================

At March 31, 2006, the Portfolio held the following open swap contracts:

Credit Default Swaps

                                                                                                                       Unrealized
                                                                  Buy/Sell    (Pay)/Receive   Expiration   Notional   Appreciation /
Counterparty                Reference Entity                     Protection     Fixed Rate       Date       Amount    (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Bear Stearns          Ukraine Government, 7.650% due 6/11/2013      Sell           2.84%      12/20/2009   $ 25,000      $  1,112
Merrill Lynch         Dow Jones CDX.NA.IG.4 7-10% Tranche           Buy          (0.305%)      6/20/2010    188,900        (1,210)
Merrill Lynch         Meadwestvaco Corp., 6.850% due 4/1/2012       Buy           (0.77%)      6/20/2009    170,000        (2,024)
Merrill Lynch         Georgia-Pacific Corp. 8.125% due 5/15/2011    Sell           1.60%       6/20/2009    170,000         1,902
Morgan Stanley & Co.  Dow Jones CDX.NA.IG.4 7-10% Tranche           Buy          (0.350%)      6/20/2010    300,100        (2,824)
JPMorgan              Dow Jones CDX.NA.HY.4                         Sell           3.60%       6/20/2010    160,050         1,165
JPMorgan              Dow Jones CDX NA.HY.BB 5                      Buy           (2.50%)     12/20/2010    165,000        (4,099)
                                                                                                                         --------
                                                                                                                         $ (5,978)
                                                                                                                         ========

Interest Rate Swaps

                                                                  Pay/Receive                 Expiration   Notional    Unrealized
Counterparty                               Floating Rate Index   Floating Rate   Fixed Rate      Date       Amount    (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Bear Stearns                               USD - LIBOR -  BBA         Pay          3.907%     11/19/2009   $ 25,000     $ (1,122)
                                                                                                                      ==============

Item 2 -- Controls and Procedures.

     (a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

     (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3 -- Exhibits.

     Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                 MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO

                                 By:   /s/ Steven M. Anderson
                                       -----------------------------------------
                                       Steven M. Anderson
                                       Treasurer

                                 Date: May 31, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                 By:    /s/ Steven M. Anderson
                                        ----------------------------------------
                                        Steven M. Anderson
                                        Treasurer

                                 Date:  May 31, 2006


                                 By:    /s/ Patrick J. Sheppard
                                        ----------------------------------------
                                        Patrick J. Sheppard
                                        President

                                 Date:  May 31, 2006